UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

October 31, 2013

1.809097.110

MOG-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 108.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
1.89% 2/1/33 (c)	$ 108	$ 112
1.949% 7/1/35 (c)	44	46
1.953% 12/1/34 (c)	116	121
1.981% 3/1/35 (c)	114	119
1.982% 9/1/33 (c)	1,100	1,143
2.03% 10/1/33 (c)	65	67
2.175% 3/1/35 (c)	19	19
2.23% 7/1/34 (c)	67	70
2.357% 7/1/36 (c)	267	280
2.396% 5/1/35 (c)	751	798
2.414% 1/1/35 (c)	521	543
2.439% 3/1/36 (c)	412	439
2.459% 8/1/35 (c)	756	805
2.528% 10/1/33 (c)	108	114
2.557% 11/1/36 (c)	574	612
2.578% 3/1/33 (c)	262	277
2.597% 9/1/34 (c)	669	714
2.608% 7/1/34 (c)	1,134	1,207
2.614% 6/1/47 (c)	372	397
2.917% 8/1/35 (c)	1,563	1,671
4% 10/1/25	469	498
5.5% 12/1/17 to 3/1/20	1,328	1,412
6.5% 10/1/17	92	99
7% 11/1/16 to 3/1/17	458	491
7.5% 2/1/14 to 4/1/17	97	102
8.5% 12/1/27	102	123
9.5% 9/1/30	14	18
10.25% 10/1/18	3	4
11.5% 2/1/15	2	2
12.5% 10/1/15 to 7/1/16	6	6
		12,309
Freddie Mac - 0.2%
2.105% 12/1/35 (c)	568	594
2.168% 6/1/33 (c)	638	669
2.2% 3/1/37 (c)	72	75
2.35% 7/1/35 (c)	344	360
2.365% 10/1/35 (c)	507	529
2.369% 12/1/35 (c)	4,496	4,724
2.375% 5/1/37 (c)	156	166
2.407% 6/1/33 (c)	1,826	1,933
2.449% 10/1/36 (c)	775	821
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.521% 8/1/34 (c)	$ 222	$ 236
2.53% 11/1/35 (c)	556	588
2.565% 3/1/35 (c)	2,802	2,985
2.614% 4/1/36 (c)	507	536
2.711% 6/1/33 (c)	1,763	1,884
3.036% 3/1/33 (c)	12	13
5.5% 7/1/24 to 1/1/25	1,931	2,111
8.5% 10/1/18 to 6/1/25	21	25
9% 7/1/18 to 3/1/20	2	2
9.5% 7/1/30	50	60
10% 4/1/15 to 7/1/18	26	28
10.25% 11/1/16	2	3
12% 6/1/15	2	2
12.5% 5/1/15	2	2
13% 5/1/14 to 11/1/14	0*	0*
13.5% 9/1/14	0*	0*
		18,346
Ginnie Mae - 107.8%
2.5% 2/20/41 to 12/20/42	104,531	98,661
3% 5/15/27 to 10/20/43 (a)(g)	1,201,012	1,199,507
3.5% 9/15/26 to 9/15/43	531,041	551,450
3.5% 11/1/43 (a)	514,900	534,571
3.5% 11/1/43 (a)	321,800	334,094
3.5% 11/1/43 (a)	426,700	443,001
3.5% 11/1/43 (a)	257,500	267,337
3.5% 11/1/43 (a)	257,400	267,233
3.5% 12/1/43 (a)	159,800	165,493
3.5% 12/1/43 (a)	112,000	115,990
4% 12/15/24 to 8/15/43 (b)	1,042,928	1,112,433
4% 11/1/43 (a)	5,000	5,333
4.3% 8/20/61 (f)	10,589	11,483
4.497% 1/20/62 (f)	8,400	9,235
4.5% 3/15/25 to 3/15/42	1,152,235	1,249,022
4.5% 11/1/43 (a)	21,600	23,280
4.5% 11/1/43 (a)	45,700	49,498
4.564% 11/20/61 (f)	9,789	10,749
4.616% 1/20/62 (f)	8,661	9,471
4.649% 2/20/62 (f)	7,079	7,817
4.682% 2/20/62 (f)	9,416	10,395
4.875% 9/15/39 to 12/15/39	17,061	18,643
5% 8/15/18 to 7/20/41	616,471	677,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.35% 4/20/29 to 12/20/30	$ 21,508	$ 23,734
5.391% 11/20/59 (f)	65,107	70,538
5.5% 12/20/18 to 3/20/40	222,354	244,837
6% 8/15/17 to 5/15/39	299,289	334,078
6.45% 10/15/31 to 11/15/32	992	1,127
6.5% 5/15/23 to 1/15/39	43,424	49,727
7% 12/20/16 to 9/20/34	37,040	43,799
7.25% 9/15/27	53	64
7.395% 6/20/25 to 11/20/27	985	1,148
7.5% 5/15/17 to 9/20/32	15,414	18,303
8% 8/15/18 to 9/15/31	4,097	4,927
8.5% 5/15/16 to 2/15/31	745	842
9% 5/15/14 to 5/15/30	503	597
9.5% 12/20/15 to 4/20/17	87	94
10.5% 10/15/15 to 10/15/18	87	96
13% 9/15/14 to 1/15/15	1	1
13.5% 1/15/15	1	1
		7,966,339
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,885,012)		7,996,994
Collateralized Mortgage Obligations - 16.7%

U.S. Government Agency - 16.7%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6702% 9/25/23 (c)	2,991	3,006
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	4,598	5,268
sequential payer Series 2010-50 Class FA, 0.5202% 1/25/24 (c)	1,127	1,128
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	124	2
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	708	140
Series 339 Class 5, 5.5% 8/1/33 (d)	983	140
Series 343 Class 16, 5.5% 5/1/34 (d)	787	122
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.524% 5/15/36 (c)	8,671	8,687
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,402	1,709
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 40 Class K, 6.5% 8/17/24	$ 518	$ 586
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	2,799	3,362
Series 2601 Class TI, 5.5% 10/15/22 (d)	376	6
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	13,805	15,361
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5225% 5/20/31 (c)	267	268
Series 2002-41 Class HF, 0.5823% 6/16/32 (c)	285	287
Series 2007-37 Class TS, 6.5077% 6/16/37 (c)(d)(e)	3,802	694
Series 2008-51 Class FE, 0.9323% 6/16/38 (c)	859	872
Series 2008-57 Class AF, 0.7525% 7/20/38 (c)	3,242	3,283
Series 2010-130 Class KF, 0.8323% 10/16/40 (c)	6,227	6,322
Series 2010-H03 Class FA, 0.7291% 3/20/60 (c)(f)	34,720	34,449
Series 2010-H17 Class FA, 0.5091% 7/20/60 (c)(f)	19,952	19,581
Series 2010-H18 Class AF, 0.4826% 9/20/60 (c)(f)	21,594	21,203
Series 2010-H19 Class FG, 0.4821% 8/20/60 (c)(f)	27,850	27,356
Series 2010-H27 Series FA, 0.5626% 12/20/60 (c)(f)	7,406	7,296
Series 2011-H05 Class FA, 0.6826% 12/20/60 (c)(f)	13,689	13,572
Series 2011-H07 Class FA, 0.6826% 2/20/61 (c)(f)	5,377	5,332
Series 2011-H12 Class FA, 0.6726% 2/20/61 (c)(f)	30,346	30,075
Series 2011-H13 Class FA, 0.6826% 4/20/61 (c)(f)	12,225	12,123
Series 2011-H14:
Class FB, 0.6826% 5/20/61 (c)(f)	14,052	13,921
Class FC, 0.6826% 5/20/61 (c)(f)	13,333	13,216
Series 2011-H17 Class FA, 0.7126% 6/20/61 (c)(f)	18,359	18,234
Series 2011-H21 Class FA, 0.7826% 10/20/61 (c)(f)	20,519	20,433
Series 2012-H01 Class FA, 0.8826% 11/20/61 (c)(f)	17,329	17,329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H03 Class FA, 0.8826% 1/20/62 (c)(f)	$ 10,843	$ 10,843
Series 2012-H06 Class FA, 0.8126% 1/20/62 (c)(f)	17,261	17,208
Series 2012-H07 Class FA, 0.8126% 3/20/62 (c)(f)	10,083	10,044
Series 2012-H26, Class CA, 0.7121% 7/20/60 (c)(f)	46,641	46,395
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	5,115	5,715
Series 2002-50 Class PE, 6% 7/20/32	6,112	6,842
Series 2003-54 Class UE, 5% 6/20/33	31,040	34,195
Series 2003-70 Class LE, 5% 7/20/32	16,939	17,602
Series 2004-19 Class DP, 5.5% 3/20/34	1,407	1,486
Series 2004-64 Class KE, 5.5% 12/20/33	9,156	9,679
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,103
Series 2005-54 Class BM, 5% 7/20/35	5,409	5,449
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,434
Series 2006-50 Class JC, 5% 6/20/36	8,359	9,180
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,151
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	20,834
Series 2010-117 Class E, 3% 10/20/39	10,076	9,731
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	6,885	1,271
Series 2011-52 Class PA, 4.25% 2/16/41	47,042	50,154
sequential payer:
Series 1998-23 Class ZB, 6.5% 6/20/28	2,546	2,938
Series 2001-33 Class SD, 7.8775% 7/20/31 (c)(d)(e)	577	141
Series 2001-40 Class Z, 6% 8/20/31	2,452	2,736
Series 2001-49 Class Z, 7% 10/16/31	1,240	1,477
Series 2002-18 Class ZB, 6% 3/20/32	2,372	2,649
Series 2002-24 Class SK, 7.7677% 4/16/32 (c)(d)(e)	1,407	347
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	150	165
Class Z, 6.5% 5/16/32	3,263	3,748
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,155	2,515
Series 2002-42 Class ZA, 6% 6/20/32	1,549	1,724
Series 2002-43 Class Z, 6.5% 6/20/32	4,048	4,733
Series 2002-45 Class Z, 6% 6/20/32	880	987
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-49 Class ZA, 6.5% 7/20/32	$ 13,860	$ 16,182
Series 2003-75 Class ZA, 5.5% 9/20/33	5,735	6,337
Series 2004-24 Class ZM, 5% 4/20/34	9,189	10,414
Series 2004-46 Class BZ, 6% 6/20/34	7,018	7,820
Series 2004-65 Class VE, 5.5% 7/20/15	1,183	1,227
Series 2004-86 Class G, 6% 10/20/34	6,273	7,388
Series 2005-28 Class AJ, 5.5% 4/20/35	18,443	20,093
Series 2005-47 Class ZY, 6% 6/20/35	6,587	8,035
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,166
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,904
Series 2008-17 Class BN, 5% 2/20/38	14,918	16,171
Series 2009-61 Class AZ, 5.5% 8/20/39	68,500	75,533
Series 2010-45 Class TB, 5% 4/16/40	107,314	117,476
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,627
Series 1998-2 Class SA, 8.3245% 1/16/28 (c)(d)	787	180
Series 1999-34 Class SC, 8.4245% 9/16/19 (c)(d)(e)	648	67
Series 1999-40 Class SE, 8.7745% 11/16/29 (c)(d)(e)	1,221	135
Series 1999-43:
Class SJ, 7.8245% 11/16/29 (c)(d)(e)	4,261	629
Class UN, 7.8245% 11/16/29 (c)(d)	2,242	274
Series 1999-45 Class SC, 8.4245% 12/16/29 (c)(d)	2,792	268
Series 1999-46 Class SJ, 8.3745% 12/16/29 (c)(d)	1,481	279
Series 2000-35 Class SA, 7.7677% 12/16/26 (c)(d)(e)	3,027	679
Series 2000-36 Class S, 7.7677% 11/16/30 (c)(d)	2,333	509
Series 2000-8:
Class SA, 8.2745% 1/16/30 (c)(d)(e)	764	82
Class SB, 8.2745% 1/16/30 (c)(d)	2,682	491
Series 2001-3 Class S, 7.9177% 2/16/31 (c)(d)	305	67
Series 2001-36:
Class SB, 7.92% 12/16/23 (c)(d)(e)	1,330	263
Class SP, 8.5677% 9/16/26 (c)(d)	975	184
Series 2001-38 Class SB, 7.3977% 8/16/31 (c)(d)(e)	716	153
Series 2001-41 Class SG, 8.5745% 9/16/31 (c)(d)	397	70
Series 2001-46 Class SB, 7.9745% 5/16/23 (c)(d)	701	94
Series 2001-49:
Class SC, 7.4177% 12/16/25 (c)(d)(e)	1,727	314
Class SL, 7.4177% 5/16/30 (c)(d)(e)	1,934	391
Class SV, 8.0677% 12/16/28 (c)(d)(e)	1,683	189
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-50:
Class SD, 8.0275% 11/20/31 (c)(d)(e)	$ 1,223	$ 284
Class ST, 7.5177% 8/16/27 (c)(d)(e)	338	74
Class SV, 9.1177% 9/16/27 (c)(d)	2,732	493
Series 2001-65 Class SV, 7.9275% 2/20/29 (c)(d)(e)	2,824	656
Series 2002-21 Class SV, 7.9177% 3/16/32 (c)(d)(e)	3,795	840
Series 2002-5 Class SP, 7.2677% 1/16/32 (c)(d)(e)	779	155
Series 2003-23 Class S, 6.3677% 12/16/29 (c)(d)(e)	3,559	635
Series 2003-42 Class SH, 6.3775% 5/20/33 (c)(d)(e)	1,442	273
Series 2003-92 Class SN, 6.2545% 10/16/33 (c)(d)(e)	8,883	1,385
Series 2004-32 Class GS, 6.3177% 5/16/34 (c)(d)(e)	1,047	206
Series 2004-59 Class SC, 7.0245% 8/16/34 (c)(d)	6,191	1,297
Series 2004-73 Class AL, 7.0245% 8/17/34 (c)(d)(e)	2,092	388
Series 2005-13 Class SA, 6.6275% 2/20/35 (c)(d)(e)	14,307	2,127
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,190
Series 2005-82 Class NS, 6.1275% 7/20/34 (c)(d)	14,684	2,190
Series 2006-13 Class DS, 10.8413% 3/20/36 (c)(e)	14,372	16,435
Series 2007-35 Class SC, 39.147% 6/16/37 (c)(e)	4,452	8,326
Series 2008-15 Class CI, 6.3175% 2/20/38 (c)(d)	7,543	1,004
Series 2008-60 Class SH, 5.9677% 7/16/38 (c)(d)(e)	5,015	779
Series 2008-88 Class BZ, 5.5% 5/20/33	40,584	44,974
Series 2009-13 Class E, 4.5% 3/16/39	11,176	11,881
Series 2009-42 Class AY, 5% 6/16/37	7,437	8,092
Series 2009-76 Class SB, 5.9177% 9/16/39 (c)(d)(e)	31,534	4,722
Series 2010-167 Class KW, 5% 9/20/36	18,351	18,988
Series 2010-H10 Class FA, 0.5091% 5/20/60 (c)(f)	13,145	12,901
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	13,834	14,917
Series 2010-H23 Class PT, 5.4264% 10/20/60 (c)(f)	71,979	80,406
Series 2011-52 Class HI, 7% 4/16/41 (d)	1,479	372
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	18,292	2,743
Class KB, 3.602% 5/20/41 (c)	6,119	6,861
Series 2012-76 Class GS, 6.5177% 6/16/42 (c)(d)(e)	6,315	1,114
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2013-116:
Class PT, 3.5% 8/16/43	$ 43,392	$ 44,956
Class SA, 5.9677% 8/16/43 (c)(d)(e)	86,783	13,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,213,189)		1,236,110
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	13,000	97
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	7,737	149
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.534% 9/16/42 (c)(d)	22,280	295
Series 2002-62 Class IO, 0.8062% 8/16/42 (c)(d)	7,720	211
Series 2002-85 Class X, 0.8107% 3/16/42 (c)(d)	6,614	172
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,067)		924
Cash Equivalents - 4.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) # (Cost $335,804)	335,805	335,804
TOTAL INVESTMENT PORTFOLIO - 129.5% (Cost $9,446,072)		9,569,832
NET OTHER ASSETS (LIABILITIES) - (29.5)%		(2,178,096)
NET ASSETS - 100%		$ 7,391,736
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 11/1/43	$ (87,000)	$ (90,174)
3.5% 11/1/43	(78,000)	(80,846)
3.5% 11/1/43	(257,500)	(267,337)
3.5% 11/1/43	(257,400)	(267,233)
3.5% 11/1/43	(12,000)	(12,458)
3.5% 11/1/43	(5,500)	(5,710)
3.5% 11/1/43	(3,000)	(3,115)
3.5% 11/1/43	(7,000)	(7,267)
3.5% 11/1/43	(159,800)	(165,905)
4% 11/1/43	(8,000)	(8,507)
4% 11/1/43	(6,000)	(6,381)
4.5% 11/1/43	(5,000)	(5,389)
4.5% 11/1/43	(6,000)	(6,468)
4.5% 11/1/43	(5,000)	(5,389)
TOTAL TBA SALE COMMITMENTS (Proceeds $924,359)		$ (932,179)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2018	$ 103,263	3-month LIBOR	1.31%	$ (528)	$ 0	$ (528)
CME	Jul. 2023	51,699	3-month LIBOR	2.4%	718	0	718
CME	Jun. 2043	1,727	3-month LIBOR	3.25%	97	0	97
TOTAL INTEREST RATE SWAPS					$ 287	$ 0	$ 287

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,068,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,479,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$335,804,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 25,123
Credit Agricole CIB New York Branch	200,986
HSBC Securities (USA), Inc.	11,724
Mizuho Securities USA, Inc.	97,971
$ 335,804
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $9,506,377,000. Net unrealized appreciation aggregated $63,455,000, of which $193,466,000 related to appreciated investment securities and $130,011,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

October 31, 2013

1.809108.110

ULB-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.9%
Daimler Finance North America LLC:
0.8434% 1/9/15 (c)(d)	$ 2,000,000	$ 2,007,170
1.0236% 4/10/14 (c)(d)	1,250,000	1,253,341
Volkswagen International Finance NV:
0.8584% 4/1/14 (c)(d)	2,500,000	2,502,263
0.8641% 11/20/14 (c)(d)	2,000,000	2,008,546
		7,771,320
Media - 1.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,997,000	2,070,292
NBC Universal, Inc. 3.65% 4/30/15	354,000	370,343
NBCUniversal Enterprise, Inc. 0.7806% 4/15/16 (c)(d)	3,000,000	3,013,782
		5,454,417
TOTAL CONSUMER DISCRETIONARY		13,225,737
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
PepsiCo, Inc. 0.4721% 2/26/16 (d)	2,500,000	2,501,178
Food Products - 0.3%
General Mills, Inc. 0.5369% 1/29/16 (d)	609,000	609,406
Kellogg Co. 0.4947% 2/13/15 (d)	522,000	522,669
		1,132,075
TOTAL CONSUMER STAPLES		3,633,253
ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1912% 6/2/14 (d)	1,226,000	1,230,513
Oil, Gas & Consumable Fuels - 2.0%
Enbridge, Inc. 0.8984% 10/1/16 (d)	1,000,000	1,002,883
Petrobras Global Finance BV 1.8841% 5/20/16 (d)	1,000,000	992,500
Total Capital Canada Ltd. 0.6236% 1/15/16 (d)	3,000,000	3,016,737
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (d)	3,416,000	3,442,197
		8,454,317
TOTAL ENERGY		9,684,830
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 44.0%
Capital Markets - 7.3%
Goldman Sachs Group, Inc.:
0.7002% 3/22/16 (d)	$ 5,000,000	$ 4,974,405
0.8481% 9/29/14 (d)	1,000,000	1,002,306
JPMorgan Chase & Co.:
0.8821% 2/26/16 (d)	2,000,000	2,007,378
0.9036% 10/15/15 (d)	8,951,000	8,980,046
Merrill Lynch & Co., Inc. 0.7036% 1/15/15 (d)	3,500,000	3,495,671
Morgan Stanley:
1.202% 12/19/14 (d)	2,500,000	2,501,700
1.5121% 2/25/16 (d)	2,500,000	2,526,233
The Bank of New York Mellon Corp.:
0.4686% 10/23/15 (d)	1,000,000	1,000,740
0.5081% 7/28/14 (d)	2,000,000	2,003,398
UBS AG Stamford Branch 1.2381% 1/28/14 (d)	1,722,000	1,726,410
		30,218,287
Commercial Banks - 18.7%
ABN AMRO Bank NV 1.0359% 10/28/16 (c)(d)	2,000,000	2,002,380
ANZ Banking Group Ltd. 0.4654% 5/7/15 (c)(d)	1,000,000	1,000,908
Bank of Montreal 0.7259% 9/11/15 (d)	2,400,000	2,410,541
Bank of Nova Scotia 1.2836% 1/12/15 (d)	1,000,000	1,011,756
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7121% 2/26/16 (c)(d)	2,000,000	2,005,086
BB&T Corp. 0.9381% 4/28/14 (d)	2,000,000	2,004,946
BNP Paribas 1.1436% 1/10/14 (d)	1,000,000	1,001,550
Capital One NA 0.7002% 3/22/16 (d)	1,000,000	997,694
Commonwealth Bank of Australia:
0.9839% 3/17/14 (c)(d)	2,500,000	2,507,418
1.0519% 9/18/15 (c)(d)	1,000,000	1,010,418
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7319% 3/18/16 (d)	3,030,000	3,039,302
Credit Suisse New York Branch 3.5% 3/23/15	3,000,000	3,118,932
Danske Bank A/S 1.2936% 4/14/14 (c)(d)	500,000	501,516
Fifth Third Bank 0.6721% 2/26/16 (d)	2,000,000	1,995,920
KeyBank NA 5.8% 7/1/14	2,000,000	2,067,840
National Australia Bank Ltd. 0.5406% 1/22/15 (c)(d)	1,500,000	1,503,822
Nordea Bank AB 0.7247% 5/13/16 (c)(d)	1,500,000	1,504,520
PNC Bank NA 0.5481% 1/28/16 (d)	2,000,000	2,000,714
PNC Funding Corp. 0.4375% 1/31/14 (d)	2,000,000	2,000,768
Rabobank (Netherlands) NV 0.5936% 4/14/14 (d)	3,250,000	3,254,960
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.4469% 4/29/15 (d)	$ 2,000,000	$ 2,002,662
0.6281% 3/8/16 (d)	2,500,000	2,504,158
0.7138% 9/9/16 (d)	2,000,000	2,006,238
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,024,180
Sumitomo Mitsui Banking Corp. 1.1906% 7/22/14 (c)(d)	3,801,000	3,820,837
SunTrust Banks, Inc. 0.5484% 4/1/15 (d)	3,509,000	3,489,669
Svenska Handelsbanken AB 0.7002% 3/21/16 (d)	2,000,000	2,006,236
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	500,000	500,372
0.5436% 7/14/14 (d)	2,000,000	2,004,274
0.7164% 9/9/16 (d)	2,000,000	2,008,498
U.S. Bank NA 0.5236% 10/14/14 (d)	1,510,000	1,512,114
Union Bank NA:
1.0002% 9/26/16 (d)	2,000,000	2,015,464
1.209% 6/6/14 (d)	2,480,000	2,492,427
Wachovia Bank NA 0.6456% 11/3/14 (d)	3,500,000	3,506,594
Wells Fargo Bank NA:
0.4732% 5/16/16 (d)	4,000,000	3,968,228
0.5221% 7/20/15 (d)	2,000,000	2,003,034
Westpac Banking Corp.:
0.9781% 3/31/14 (c)(d)	1,000,000	1,003,276
1.0106% 9/25/15 (d)	2,000,000	2,021,792
		76,831,044
Consumer Finance - 10.0%
American Express Credit Corp.:
0.7147% 11/13/15 (d)	3,995,000	4,009,526
1.3559% 6/12/15 (d)	1,000,000	1,014,920
American Honda Finance Corp.:
0.6371% 5/26/16 (c)(d)	2,000,000	2,002,322
0.7436% 10/7/16 (d)	4,000,000	4,015,040
Capital One Financial Corp.:
0.9066% 11/6/15 (d)	2,500,000	2,506,958
1.3936% 7/15/14 (d)	6,540,000	6,571,804
Caterpillar Financial Services Corp.:
0.5021% 2/26/16 (d)	1,063,000	1,063,765
0.6164% 2/9/15 (d)	2,000,000	2,007,056
Ford Motor Credit Co. LLC 1.5164% 5/9/16 (d)	1,000,000	1,013,638
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
0.8429% 1/8/16 (d)	$ 9,000,000	$ 9,043,810
0.8936% 7/12/16 (d)	1,000,000	1,005,372
2.15% 1/9/15	2,000,000	2,039,718
HSBC Finance Corp. 0.4936% 1/15/14 (d)	800,000	800,056
John Deere Capital Corp. 0.3136% 1/12/15 (d)	2,000,000	2,000,078
Toyota Motor Credit Corp. 0.4331% 11/21/14 (d)	2,000,000	2,004,024
		41,098,087
Diversified Financial Services - 5.1%
Barclays Bank PLC 1.2836% 1/13/14 (d)	3,500,000	3,506,818
BP Capital Markets PLC 0.8559% 3/11/14 (d)	2,000,000	2,004,090
Citigroup, Inc.:
0.5456% 11/5/14 (d)	2,500,000	2,497,260
1.0384% 4/1/16 (d)	5,000,000	5,019,300
1.1984% 7/25/16 (d)	3,000,000	3,027,540
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(d)	5,000,000	5,014,620
		21,069,628
Insurance - 2.6%
American International Group, Inc. 3% 3/20/15	3,000,000	3,086,418
Monumental Global Funding III 0.4436% 1/15/14 (c)(d)	2,000,000	2,001,300
Pricoa Global Funding I 0.5321% 8/19/15 (c)(d)	3,000,000	3,004,302
Principal Life Global Funding II:
0.6321% 5/27/16 (c)(d)	1,000,000	1,001,799
0.8684% 7/9/14 (c)(d)	1,500,000	1,506,257
		10,600,076
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,034,747
TOTAL FINANCIALS		180,851,869
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 0.3871% 8/28/14 (d)	3,000,000	3,001,131
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.0266% 11/6/15 (d)	1,000,000	1,010,359
1.2% 11/6/15	500,000	503,496
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV 1.1664% 11/8/13 (d)	$ 1,250,000	$ 1,250,063
Teva Pharmaceutical Finance III BV 0.7502% 3/21/14 (d)	1,000,000	1,000,841
		3,764,759
TOTAL HEALTH CARE		6,765,890
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.2%
The Western Union Co. 1.2632% 8/21/15 (d)	1,000,000	1,003,915
Office Electronics - 0.6%
Xerox Corp. 1.0832% 5/16/14 (d)	2,458,000	2,461,527
TOTAL INFORMATION TECHNOLOGY		3,465,442
MATERIALS - 1.5%
Metals & Mining - 1.5%
Rio Tinto Finance (U.S.A.) PLC:
0.802% 6/19/15 (d)	3,500,000	3,502,940
1.0939% 6/17/16 (d)	2,500,000	2,518,845
		6,021,785
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc. 0.6497% 2/12/16 (d)	3,000,000	2,995,644
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,031,556
British Telecommunications PLC 2% 6/22/15	2,000,000	2,037,250
Verizon Communications, Inc.:
0.459% 3/6/15 (c)(d)	3,590,000	3,580,580
1.7819% 9/15/16 (d)	3,000,000	3,076,110
		13,721,140
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC 0.6482% 2/19/16 (d)	4,000,000	3,999,628
TOTAL TELECOMMUNICATION SERVICES		17,720,768
UTILITIES - 1.9%
Electric Utilities - 0.5%
Duke Energy Corp. 3.95% 9/15/14	431,000	443,437
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 527,000	$ 530,047
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,016,448
		1,989,932
Multi-Utilities - 1.4%
Sempra Energy 1.0144% 3/15/14 (d)	5,646,000	5,657,032
TOTAL UTILITIES		7,646,964
TOTAL NONCONVERTIBLE BONDS (Cost $248,313,521)		249,016,538
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,021,223)	4,000,000	4,023,376
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.387% 7/1/35 (d)	600,163	634,950
2.422% 6/1/35 (d)	320,983	340,493
2.428% 6/1/35 (d)	775,120	821,008
2.429% 12/1/34 (d)	350,710	367,952
2.492% 2/1/34 (d)	178,660	184,664
2.492% 11/1/34 (d)	396,995	421,945
2.509% 11/1/34 (d)	359,694	380,013
2.51% 10/1/35 (d)	775,973	820,623
2.678% 7/1/34 (d)	371,223	394,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,212,791)		4,366,398
Asset-Backed Securities - 23.7%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	358,826	360,127
Series 2012-2 Class A3, 0.74% 4/15/16	1,793,504	1,796,485
Series 2012-SN1:
Class A2, 0.51% 12/22/14	519,795	519,769
Class A3, 0.57% 8/20/15	2,400,000	2,400,300
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2013-SN1 Class A2, 0.52% 5/20/15	$ 2,000,000	$ 1,999,785
Ally Master Owner Trust:
Series 2010-4 Class A, 1.244% 8/15/17 (d)	3,000,000	3,029,280
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	221,430
Series 2012-2 Class A, 0.674% 3/15/16 (d)	1,000,000	1,000,570
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,012,612
Series 2013-1 Class A1, 0.624% 2/15/18 (d)	2,000,000	1,999,449
AmeriCredit Auto Receivables Trust:
Series 2012-1 Class A2, 0.91% 10/8/15	130,215	130,260
Series 2012-2:
Class A2, 0.76% 10/8/15	580,127	580,403
Class A3, 1.05% 10/11/16	400,000	400,979
Series 2012-5 Class A2, 0.51% 1/8/16	661,125	660,835
Series 2013-3 Class A2, 0.68% 10/11/16	500,000	499,938
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5823% 9/15/17 (c)(d)	2,260,000	2,260,037
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.354% 2/15/19 (d)	5,000,000	4,985,714
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	968,243	968,295
Chase Issuance Trust Series 07-A8 Class A, 0.194% 3/15/17 (d)	4,250,000	4,242,920
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	434,945	435,679
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.27% 4/24/17 (d)	5,000,000	4,993,702
CNH Equipment Trust:
Series 2012-D Class A2, 0.45% 4/15/16	764,839	764,824
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	999,131
Discover Card Master Trust Series 2012-A5 Class A5, 0.3823% 1/16/18 (d)	7,500,000	7,493,469
Fannie Mae Series 2004-T5:
Class AB1, 0.6841% 5/28/35 (d)	80,751	75,895
Class AB3, 0.9802% 5/28/35 (d)	32,052	29,308
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	800,000	802,646
Series 2013-B Class A2A, 0.59% 1/15/16	2,000,000	1,999,906
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	486,229	486,179
Ford Credit Floorplan Master Owner Trust:
Series 2012-1 Class A, 0.644% 1/15/16 (d)	5,000,000	5,002,320
Series 2012-4 Class A1, 0.74% 9/15/16	3,085,000	3,087,489
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2013-3Q Class A2, 0.474% 6/15/17 (d)	$ 500,000	$ 499,189
Fremont Home Loan Trust Series 2005-A Class M4, 1.1902% 1/25/35 (d)	125,000	50,578
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	860,721
Series 2012-4 Class A, 0.474% 6/15/18 (d)	5,000,000	4,992,049
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	188,436	188,595
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,602,061
Home Equity Asset Trust Series 2003-5 Class A2, 0.8702% 12/25/33 (d)	10,566	9,675
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,500,000	1,503,558
Series 2013-A Class A2, 0.51% 9/15/15 (c)	2,749,468	2,748,908
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,841,282
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5323% 5/15/18 (c)(d)	580,000	578,673
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	408,246
Series 2012-B Class A2, 0.43% 2/17/15	870,481	870,568
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	1,999,331
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.444% 11/15/16 (c)(d)	2,370,000	2,369,752
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 1.1102% 8/25/35 (d)	20,366	20,325
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.8502% 8/25/34 (d)	65,756	65,024
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15	3,000,000	2,997,348
Series 2013-B Class A2A, 0.57% 1/15/16	2,000,000	1,999,842
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.644% 5/15/17 (d)	2,250,000	2,254,043
Series 2013-A Class A, 0.474% 2/15/18 (d)	1,000,000	998,843
Ocala Funding LLC Series 2006-1A Class A, 1.5725% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6202% 9/25/34 (d)	435,000	134,653
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	337,168	337,128
Series 2013-1 Class A2, 0.54% 1/22/16 (c)	2,000,000	1,999,924
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9702% 4/25/33 (d)	$ 1,451	$ 1,376
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	114,780	114,822
Series 2012-2 Class A2, 0.91% 5/15/15	59,368	59,376
Series 2012-3 Class A2, 0.83% 4/15/15	69,800	69,804
Series 2013-1 Class A2, 0.48% 2/16/16	484,055	483,850
Series 2013-2 Class A2, 0.47% 3/15/16	756,120	755,860
Series 2013-3 Class A2, 0.55% 9/15/16	1,953,666	1,951,359
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3302% 2/27/17 (d)	781,871	781,322
Series 2012-7 Class A2, 0.4502% 9/25/19 (d)	1,000,000	996,308
Series 2013-1 Class A2, 0.4202% 9/25/19 (d)	2,000,000	1,986,531
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0302% 9/25/34 (d)	21,802	20,269
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	404,713	404,814
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	388,046	388,131
Series 2013-A Class A2, 0.43% 5/16/16	2,000,000	1,999,921
TOTAL ASSET-BACKED SECURITIES (Cost $98,997,886)		97,583,795
Collateralized Mortgage Obligations - 8.2%

Private Sponsor - 0.5%
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3125% 12/20/54 (c)(d)	532,489	524,236
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (d)	403,147	401,685
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6421% 1/20/44 (d)	33,782	33,615
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (d)	626,180	621,996
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (d)	229,494	227,965
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5002% 12/25/34 (d)	162,957	157,655
TOTAL PRIVATE SPONSOR		1,967,152
U.S. Government Agency - 7.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6702% 4/25/33 (d)	1,007,705	1,019,383
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2006-33 Class CF, 0.4702% 5/25/36 (d)	$ 118,564	$ 118,762
Series 2008-76 Class EF, 0.6702% 9/25/23 (d)	31,782	31,944
Series 2010-86 Class FE, 0.6202% 8/25/25 (d)	185,989	187,352
floater planned amortization class:
Series 2004-52 Class PF 0.6202% 12/25/33 (d)	2,331,279	2,345,775
Series 2005-90 Class FC, 0.4202% 10/25/35 (d)	146,575	146,899
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	378,262	405,562
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	57,862	57,971
Series 2009-69 Class EA, 5% 10/25/36	27,307	27,297
Series 2011-16 Class FB, 0.3202% 3/25/31 (d)	1,551,042	1,553,289
sequential payer floater:
Series 2005-74 Class DF, 0.5202% 7/25/35 (d)	3,515,266	3,525,306
Series 2005-83 Class FP, 0.5002% 10/25/35 (d)	4,502,759	4,508,468
Series 2011-23 Class AB, 2.75% 6/25/20	107,411	110,722
Freddie Mac:
floater:
Series 2711 Class FC, 1.074% 2/15/33 (d)	291,681	296,322
Series 3346 Class FA, 0.404% 2/15/19 (d)	2,609,530	2,611,229
Series 3879 Class AF, 0.604% 6/15/41 (d)	429,373	431,452
floater planned amortization class:
Series 2953 Class LF, 0.474% 12/15/34 (d)	1,668,754	1,672,521
Series 3102 Class FD, 0.474% 1/15/36 (d)	398,619	399,982
Series 3117 Class JF, 0.474% 2/15/36 (d)	156,769	157,164
Series 4020 Class EF 0.624% 2/15/42 (d)	3,202,271	3,202,839
Series 4057 Class EF, 0.524% 12/15/41 (d)	2,583,805	2,589,161
floater sequential payer:
Series 2828 Class TF, 0.624% 10/15/30 (d)	631,219	634,056
Series 3046 Class F, 0.544% 3/15/33 (d)	1,403,276	1,400,507
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	412,284	414,425
Series 3081 Class CP 5.5% 10/15/34	302,722	309,025
Series 3792 Class DF, 0.574% 11/15/40 (d)	657,945	660,346
sequential payer:
Series 2582 Class CG, 4% 11/15/17	28,581	28,594
Series 2924 Class DA, 4.5% 2/15/19	48,603	48,665
Series 3573 Class LC, 1.85% 8/15/14	56,382	56,392
Series 3659 Class EJ 3% 6/15/18	435,102	445,372
Series 3696 Class AE, 1.2% 7/15/15	139,547	139,910
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7823% 11/16/39 (d)	$ 177,377	$ 179,084
Series 2009-116 Class KF, 0.7123% 12/16/39 (d)	149,325	150,469
Series 2009-127 Class FA, 0.7225% 9/20/38 (d)	202,109	203,627
Series 2010-9 Class FA, 0.7023% 1/16/40 (d)	237,047	238,781
Series 2012-149 Class LF, 0.4225% 12/20/42 (d)	328,979	328,146
Series 2013-37 Class F, 0.4425% 3/20/43 (d)	229,767	229,421
floater planned amortization class Series 2004-80 Class FM, 0.4725% 7/20/34 (d)	546,416	546,937
floater sequential payer Series 2010-120 Class FB 0.4725% 9/20/35 (d)	208,262	208,951
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	69,846	70,579
Series 2010-99 Class PT, 3.5% 8/20/33	91,968	93,075
TOTAL U.S. GOVERNMENT AGENCY		31,785,762
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,777,779)		33,752,914
Commercial Mortgage Securities - 1.2%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.324% 8/15/29 (c)(d)	560,000	559,645
Del Coronado Trust floater Series 2013-HDC Class A, 0.974% 3/15/26 (c)(d)	500,000	498,637
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9743% 12/5/31 (c)(d)	270,000	269,800
Class A2FL, 0.8743% 12/5/31 (c)(d)	350,000	347,803
GS Mortgage Securities Corp. II floater Series 2007-EOP Class C, 2.0056% 3/6/20 (c)(d)	300,000	299,904
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0233% 11/8/29 (c)(d)	560,000	555,470
GS Mortgage Securities Trust:
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	132,528	133,609
Series 2012-GC6 Class A1, 1.282% 1/10/45	66,381	66,634
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,621
Series 2012-C6 Class A1, 1.0305% 5/15/45	212,046	212,017
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.974% 4/15/28 (c)(d)	$ 530,000	$ 527,874
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	111,878	112,086
Series 2007-LD11 Class A2, 5.9873% 6/15/49 (d)	111,500	113,937
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.374% 7/15/19 (c)(d)	247,826	185,870
Series 2007-XLFA:
Class A2, 0.274% 10/15/20 (c)(d)	207,289	205,814
Class B, 0.304% 10/15/20 (c)(d)	440,000	436,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,110,508)		4,737,240
Municipal Securities - 0.8%

Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	1,940,000	1,950,263
4.421% 1/1/15	1,375,000	1,419,688
TOTAL MUNICIPAL SECURITIES (Cost $3,372,912)		3,369,951
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $998,738)	1,000,000	999,533
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.09% (a) (Cost $15,241,555)	15,241,555	15,241,555
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $414,046,913)		413,091,300
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,714,381)
NET ASSETS - 100%		$ 411,376,919
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,833,466 or 15.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,409
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 249,016,538	$ -	$ 249,016,538	$ -
U.S. Government and Government Agency Obligations	4,023,376	-	4,023,376	-
U.S. Government Agency - Mortgage Securities	4,366,398	-	4,366,398	-
Asset-Backed Securities	97,583,795	-	97,478,592	105,203
Collateralized Mortgage Obligations	33,752,914	-	33,752,914	-
Commercial Mortgage Securities	4,737,240	-	4,551,370	185,870
Municipal Securities	3,369,951	-	3,369,951	-
Commercial Paper	999,533	-	999,533	-
Money Market Funds	15,241,555	15,241,555	-	-
Total Investments in Securities:	$ 413,091,300	$ 15,241,555	$ 397,558,672	$ 291,073
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $414,517,731. Net unrealized depreciation aggregated $1,426,431, of which $1,167,458 related to appreciated investment securities and $2,593,889 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2013

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.110

AUSB-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.9%
Daimler Finance North America LLC:
0.8434% 1/9/15 (c)(d)	$ 2,000,000	$ 2,007,170
1.0236% 4/10/14 (c)(d)	1,250,000	1,253,341
Volkswagen International Finance NV:
0.8584% 4/1/14 (c)(d)	2,500,000	2,502,263
0.8641% 11/20/14 (c)(d)	2,000,000	2,008,546
		7,771,320
Media - 1.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,997,000	2,070,292
NBC Universal, Inc. 3.65% 4/30/15	354,000	370,343
NBCUniversal Enterprise, Inc. 0.7806% 4/15/16 (c)(d)	3,000,000	3,013,782
		5,454,417
TOTAL CONSUMER DISCRETIONARY		13,225,737
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
PepsiCo, Inc. 0.4721% 2/26/16 (d)	2,500,000	2,501,178
Food Products - 0.3%
General Mills, Inc. 0.5369% 1/29/16 (d)	609,000	609,406
Kellogg Co. 0.4947% 2/13/15 (d)	522,000	522,669
		1,132,075
TOTAL CONSUMER STAPLES		3,633,253
ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1912% 6/2/14 (d)	1,226,000	1,230,513
Oil, Gas & Consumable Fuels - 2.0%
Enbridge, Inc. 0.8984% 10/1/16 (d)	1,000,000	1,002,883
Petrobras Global Finance BV 1.8841% 5/20/16 (d)	1,000,000	992,500
Total Capital Canada Ltd. 0.6236% 1/15/16 (d)	3,000,000	3,016,737
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (d)	3,416,000	3,442,197
		8,454,317
TOTAL ENERGY		9,684,830
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 44.0%
Capital Markets - 7.3%
Goldman Sachs Group, Inc.:
0.7002% 3/22/16 (d)	$ 5,000,000	$ 4,974,405
0.8481% 9/29/14 (d)	1,000,000	1,002,306
JPMorgan Chase & Co.:
0.8821% 2/26/16 (d)	2,000,000	2,007,378
0.9036% 10/15/15 (d)	8,951,000	8,980,046
Merrill Lynch & Co., Inc. 0.7036% 1/15/15 (d)	3,500,000	3,495,671
Morgan Stanley:
1.202% 12/19/14 (d)	2,500,000	2,501,700
1.5121% 2/25/16 (d)	2,500,000	2,526,233
The Bank of New York Mellon Corp.:
0.4686% 10/23/15 (d)	1,000,000	1,000,740
0.5081% 7/28/14 (d)	2,000,000	2,003,398
UBS AG Stamford Branch 1.2381% 1/28/14 (d)	1,722,000	1,726,410
		30,218,287
Commercial Banks - 18.7%
ABN AMRO Bank NV 1.0359% 10/28/16 (c)(d)	2,000,000	2,002,380
ANZ Banking Group Ltd. 0.4654% 5/7/15 (c)(d)	1,000,000	1,000,908
Bank of Montreal 0.7259% 9/11/15 (d)	2,400,000	2,410,541
Bank of Nova Scotia 1.2836% 1/12/15 (d)	1,000,000	1,011,756
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7121% 2/26/16 (c)(d)	2,000,000	2,005,086
BB&T Corp. 0.9381% 4/28/14 (d)	2,000,000	2,004,946
BNP Paribas 1.1436% 1/10/14 (d)	1,000,000	1,001,550
Capital One NA 0.7002% 3/22/16 (d)	1,000,000	997,694
Commonwealth Bank of Australia:
0.9839% 3/17/14 (c)(d)	2,500,000	2,507,418
1.0519% 9/18/15 (c)(d)	1,000,000	1,010,418
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7319% 3/18/16 (d)	3,030,000	3,039,302
Credit Suisse New York Branch 3.5% 3/23/15	3,000,000	3,118,932
Danske Bank A/S 1.2936% 4/14/14 (c)(d)	500,000	501,516
Fifth Third Bank 0.6721% 2/26/16 (d)	2,000,000	1,995,920
KeyBank NA 5.8% 7/1/14	2,000,000	2,067,840
National Australia Bank Ltd. 0.5406% 1/22/15 (c)(d)	1,500,000	1,503,822
Nordea Bank AB 0.7247% 5/13/16 (c)(d)	1,500,000	1,504,520
PNC Bank NA 0.5481% 1/28/16 (d)	2,000,000	2,000,714
PNC Funding Corp. 0.4375% 1/31/14 (d)	2,000,000	2,000,768
Rabobank (Netherlands) NV 0.5936% 4/14/14 (d)	3,250,000	3,254,960
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.4469% 4/29/15 (d)	$ 2,000,000	$ 2,002,662
0.6281% 3/8/16 (d)	2,500,000	2,504,158
0.7138% 9/9/16 (d)	2,000,000	2,006,238
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,024,180
Sumitomo Mitsui Banking Corp. 1.1906% 7/22/14 (c)(d)	3,801,000	3,820,837
SunTrust Banks, Inc. 0.5484% 4/1/15 (d)	3,509,000	3,489,669
Svenska Handelsbanken AB 0.7002% 3/21/16 (d)	2,000,000	2,006,236
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	500,000	500,372
0.5436% 7/14/14 (d)	2,000,000	2,004,274
0.7164% 9/9/16 (d)	2,000,000	2,008,498
U.S. Bank NA 0.5236% 10/14/14 (d)	1,510,000	1,512,114
Union Bank NA:
1.0002% 9/26/16 (d)	2,000,000	2,015,464
1.209% 6/6/14 (d)	2,480,000	2,492,427
Wachovia Bank NA 0.6456% 11/3/14 (d)	3,500,000	3,506,594
Wells Fargo Bank NA:
0.4732% 5/16/16 (d)	4,000,000	3,968,228
0.5221% 7/20/15 (d)	2,000,000	2,003,034
Westpac Banking Corp.:
0.9781% 3/31/14 (c)(d)	1,000,000	1,003,276
1.0106% 9/25/15 (d)	2,000,000	2,021,792
		76,831,044
Consumer Finance - 10.0%
American Express Credit Corp.:
0.7147% 11/13/15 (d)	3,995,000	4,009,526
1.3559% 6/12/15 (d)	1,000,000	1,014,920
American Honda Finance Corp.:
0.6371% 5/26/16 (c)(d)	2,000,000	2,002,322
0.7436% 10/7/16 (d)	4,000,000	4,015,040
Capital One Financial Corp.:
0.9066% 11/6/15 (d)	2,500,000	2,506,958
1.3936% 7/15/14 (d)	6,540,000	6,571,804
Caterpillar Financial Services Corp.:
0.5021% 2/26/16 (d)	1,063,000	1,063,765
0.6164% 2/9/15 (d)	2,000,000	2,007,056
Ford Motor Credit Co. LLC 1.5164% 5/9/16 (d)	1,000,000	1,013,638
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
0.8429% 1/8/16 (d)	$ 9,000,000	$ 9,043,810
0.8936% 7/12/16 (d)	1,000,000	1,005,372
2.15% 1/9/15	2,000,000	2,039,718
HSBC Finance Corp. 0.4936% 1/15/14 (d)	800,000	800,056
John Deere Capital Corp. 0.3136% 1/12/15 (d)	2,000,000	2,000,078
Toyota Motor Credit Corp. 0.4331% 11/21/14 (d)	2,000,000	2,004,024
		41,098,087
Diversified Financial Services - 5.1%
Barclays Bank PLC 1.2836% 1/13/14 (d)	3,500,000	3,506,818
BP Capital Markets PLC 0.8559% 3/11/14 (d)	2,000,000	2,004,090
Citigroup, Inc.:
0.5456% 11/5/14 (d)	2,500,000	2,497,260
1.0384% 4/1/16 (d)	5,000,000	5,019,300
1.1984% 7/25/16 (d)	3,000,000	3,027,540
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(d)	5,000,000	5,014,620
		21,069,628
Insurance - 2.6%
American International Group, Inc. 3% 3/20/15	3,000,000	3,086,418
Monumental Global Funding III 0.4436% 1/15/14 (c)(d)	2,000,000	2,001,300
Pricoa Global Funding I 0.5321% 8/19/15 (c)(d)	3,000,000	3,004,302
Principal Life Global Funding II:
0.6321% 5/27/16 (c)(d)	1,000,000	1,001,799
0.8684% 7/9/14 (c)(d)	1,500,000	1,506,257
		10,600,076
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,034,747
TOTAL FINANCIALS		180,851,869
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 0.3871% 8/28/14 (d)	3,000,000	3,001,131
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.0266% 11/6/15 (d)	1,000,000	1,010,359
1.2% 11/6/15	500,000	503,496
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV 1.1664% 11/8/13 (d)	$ 1,250,000	$ 1,250,063
Teva Pharmaceutical Finance III BV 0.7502% 3/21/14 (d)	1,000,000	1,000,841
		3,764,759
TOTAL HEALTH CARE		6,765,890
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.2%
The Western Union Co. 1.2632% 8/21/15 (d)	1,000,000	1,003,915
Office Electronics - 0.6%
Xerox Corp. 1.0832% 5/16/14 (d)	2,458,000	2,461,527
TOTAL INFORMATION TECHNOLOGY		3,465,442
MATERIALS - 1.5%
Metals & Mining - 1.5%
Rio Tinto Finance (U.S.A.) PLC:
0.802% 6/19/15 (d)	3,500,000	3,502,940
1.0939% 6/17/16 (d)	2,500,000	2,518,845
		6,021,785
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc. 0.6497% 2/12/16 (d)	3,000,000	2,995,644
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,031,556
British Telecommunications PLC 2% 6/22/15	2,000,000	2,037,250
Verizon Communications, Inc.:
0.459% 3/6/15 (c)(d)	3,590,000	3,580,580
1.7819% 9/15/16 (d)	3,000,000	3,076,110
		13,721,140
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC 0.6482% 2/19/16 (d)	4,000,000	3,999,628
TOTAL TELECOMMUNICATION SERVICES		17,720,768
UTILITIES - 1.9%
Electric Utilities - 0.5%
Duke Energy Corp. 3.95% 9/15/14	431,000	443,437
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 527,000	$ 530,047
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,016,448
		1,989,932
Multi-Utilities - 1.4%
Sempra Energy 1.0144% 3/15/14 (d)	5,646,000	5,657,032
TOTAL UTILITIES		7,646,964
TOTAL NONCONVERTIBLE BONDS (Cost $248,313,521)		249,016,538
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,021,223)	4,000,000	4,023,376
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.387% 7/1/35 (d)	600,163	634,950
2.422% 6/1/35 (d)	320,983	340,493
2.428% 6/1/35 (d)	775,120	821,008
2.429% 12/1/34 (d)	350,710	367,952
2.492% 2/1/34 (d)	178,660	184,664
2.492% 11/1/34 (d)	396,995	421,945
2.509% 11/1/34 (d)	359,694	380,013
2.51% 10/1/35 (d)	775,973	820,623
2.678% 7/1/34 (d)	371,223	394,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,212,791)		4,366,398
Asset-Backed Securities - 23.7%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	358,826	360,127
Series 2012-2 Class A3, 0.74% 4/15/16	1,793,504	1,796,485
Series 2012-SN1:
Class A2, 0.51% 12/22/14	519,795	519,769
Class A3, 0.57% 8/20/15	2,400,000	2,400,300
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2013-SN1 Class A2, 0.52% 5/20/15	$ 2,000,000	$ 1,999,785
Ally Master Owner Trust:
Series 2010-4 Class A, 1.244% 8/15/17 (d)	3,000,000	3,029,280
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	221,430
Series 2012-2 Class A, 0.674% 3/15/16 (d)	1,000,000	1,000,570
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,012,612
Series 2013-1 Class A1, 0.624% 2/15/18 (d)	2,000,000	1,999,449
AmeriCredit Auto Receivables Trust:
Series 2012-1 Class A2, 0.91% 10/8/15	130,215	130,260
Series 2012-2:
Class A2, 0.76% 10/8/15	580,127	580,403
Class A3, 1.05% 10/11/16	400,000	400,979
Series 2012-5 Class A2, 0.51% 1/8/16	661,125	660,835
Series 2013-3 Class A2, 0.68% 10/11/16	500,000	499,938
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5823% 9/15/17 (c)(d)	2,260,000	2,260,037
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.354% 2/15/19 (d)	5,000,000	4,985,714
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	968,243	968,295
Chase Issuance Trust Series 07-A8 Class A, 0.194% 3/15/17 (d)	4,250,000	4,242,920
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	434,945	435,679
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.27% 4/24/17 (d)	5,000,000	4,993,702
CNH Equipment Trust:
Series 2012-D Class A2, 0.45% 4/15/16	764,839	764,824
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	999,131
Discover Card Master Trust Series 2012-A5 Class A5, 0.3823% 1/16/18 (d)	7,500,000	7,493,469
Fannie Mae Series 2004-T5:
Class AB1, 0.6841% 5/28/35 (d)	80,751	75,895
Class AB3, 0.9802% 5/28/35 (d)	32,052	29,308
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	800,000	802,646
Series 2013-B Class A2A, 0.59% 1/15/16	2,000,000	1,999,906
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	486,229	486,179
Ford Credit Floorplan Master Owner Trust:
Series 2012-1 Class A, 0.644% 1/15/16 (d)	5,000,000	5,002,320
Series 2012-4 Class A1, 0.74% 9/15/16	3,085,000	3,087,489
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2013-3Q Class A2, 0.474% 6/15/17 (d)	$ 500,000	$ 499,189
Fremont Home Loan Trust Series 2005-A Class M4, 1.1902% 1/25/35 (d)	125,000	50,578
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	860,721
Series 2012-4 Class A, 0.474% 6/15/18 (d)	5,000,000	4,992,049
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	188,436	188,595
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,602,061
Home Equity Asset Trust Series 2003-5 Class A2, 0.8702% 12/25/33 (d)	10,566	9,675
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,500,000	1,503,558
Series 2013-A Class A2, 0.51% 9/15/15 (c)	2,749,468	2,748,908
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,841,282
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5323% 5/15/18 (c)(d)	580,000	578,673
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	408,246
Series 2012-B Class A2, 0.43% 2/17/15	870,481	870,568
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	1,999,331
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.444% 11/15/16 (c)(d)	2,370,000	2,369,752
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 1.1102% 8/25/35 (d)	20,366	20,325
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.8502% 8/25/34 (d)	65,756	65,024
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15	3,000,000	2,997,348
Series 2013-B Class A2A, 0.57% 1/15/16	2,000,000	1,999,842
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.644% 5/15/17 (d)	2,250,000	2,254,043
Series 2013-A Class A, 0.474% 2/15/18 (d)	1,000,000	998,843
Ocala Funding LLC Series 2006-1A Class A, 1.5725% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6202% 9/25/34 (d)	435,000	134,653
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	337,168	337,128
Series 2013-1 Class A2, 0.54% 1/22/16 (c)	2,000,000	1,999,924
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9702% 4/25/33 (d)	$ 1,451	$ 1,376
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	114,780	114,822
Series 2012-2 Class A2, 0.91% 5/15/15	59,368	59,376
Series 2012-3 Class A2, 0.83% 4/15/15	69,800	69,804
Series 2013-1 Class A2, 0.48% 2/16/16	484,055	483,850
Series 2013-2 Class A2, 0.47% 3/15/16	756,120	755,860
Series 2013-3 Class A2, 0.55% 9/15/16	1,953,666	1,951,359
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3302% 2/27/17 (d)	781,871	781,322
Series 2012-7 Class A2, 0.4502% 9/25/19 (d)	1,000,000	996,308
Series 2013-1 Class A2, 0.4202% 9/25/19 (d)	2,000,000	1,986,531
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0302% 9/25/34 (d)	21,802	20,269
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	404,713	404,814
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	388,046	388,131
Series 2013-A Class A2, 0.43% 5/16/16	2,000,000	1,999,921
TOTAL ASSET-BACKED SECURITIES (Cost $98,997,886)		97,583,795
Collateralized Mortgage Obligations - 8.2%

Private Sponsor - 0.5%
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3125% 12/20/54 (c)(d)	532,489	524,236
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (d)	403,147	401,685
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6421% 1/20/44 (d)	33,782	33,615
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (d)	626,180	621,996
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (d)	229,494	227,965
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5002% 12/25/34 (d)	162,957	157,655
TOTAL PRIVATE SPONSOR		1,967,152
U.S. Government Agency - 7.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6702% 4/25/33 (d)	1,007,705	1,019,383
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2006-33 Class CF, 0.4702% 5/25/36 (d)	$ 118,564	$ 118,762
Series 2008-76 Class EF, 0.6702% 9/25/23 (d)	31,782	31,944
Series 2010-86 Class FE, 0.6202% 8/25/25 (d)	185,989	187,352
floater planned amortization class:
Series 2004-52 Class PF 0.6202% 12/25/33 (d)	2,331,279	2,345,775
Series 2005-90 Class FC, 0.4202% 10/25/35 (d)	146,575	146,899
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	378,262	405,562
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	57,862	57,971
Series 2009-69 Class EA, 5% 10/25/36	27,307	27,297
Series 2011-16 Class FB, 0.3202% 3/25/31 (d)	1,551,042	1,553,289
sequential payer floater:
Series 2005-74 Class DF, 0.5202% 7/25/35 (d)	3,515,266	3,525,306
Series 2005-83 Class FP, 0.5002% 10/25/35 (d)	4,502,759	4,508,468
Series 2011-23 Class AB, 2.75% 6/25/20	107,411	110,722
Freddie Mac:
floater:
Series 2711 Class FC, 1.074% 2/15/33 (d)	291,681	296,322
Series 3346 Class FA, 0.404% 2/15/19 (d)	2,609,530	2,611,229
Series 3879 Class AF, 0.604% 6/15/41 (d)	429,373	431,452
floater planned amortization class:
Series 2953 Class LF, 0.474% 12/15/34 (d)	1,668,754	1,672,521
Series 3102 Class FD, 0.474% 1/15/36 (d)	398,619	399,982
Series 3117 Class JF, 0.474% 2/15/36 (d)	156,769	157,164
Series 4020 Class EF 0.624% 2/15/42 (d)	3,202,271	3,202,839
Series 4057 Class EF, 0.524% 12/15/41 (d)	2,583,805	2,589,161
floater sequential payer:
Series 2828 Class TF, 0.624% 10/15/30 (d)	631,219	634,056
Series 3046 Class F, 0.544% 3/15/33 (d)	1,403,276	1,400,507
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	412,284	414,425
Series 3081 Class CP 5.5% 10/15/34	302,722	309,025
Series 3792 Class DF, 0.574% 11/15/40 (d)	657,945	660,346
sequential payer:
Series 2582 Class CG, 4% 11/15/17	28,581	28,594
Series 2924 Class DA, 4.5% 2/15/19	48,603	48,665
Series 3573 Class LC, 1.85% 8/15/14	56,382	56,392
Series 3659 Class EJ 3% 6/15/18	435,102	445,372
Series 3696 Class AE, 1.2% 7/15/15	139,547	139,910
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7823% 11/16/39 (d)	$ 177,377	$ 179,084
Series 2009-116 Class KF, 0.7123% 12/16/39 (d)	149,325	150,469
Series 2009-127 Class FA, 0.7225% 9/20/38 (d)	202,109	203,627
Series 2010-9 Class FA, 0.7023% 1/16/40 (d)	237,047	238,781
Series 2012-149 Class LF, 0.4225% 12/20/42 (d)	328,979	328,146
Series 2013-37 Class F, 0.4425% 3/20/43 (d)	229,767	229,421
floater planned amortization class Series 2004-80 Class FM, 0.4725% 7/20/34 (d)	546,416	546,937
floater sequential payer Series 2010-120 Class FB 0.4725% 9/20/35 (d)	208,262	208,951
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	69,846	70,579
Series 2010-99 Class PT, 3.5% 8/20/33	91,968	93,075
TOTAL U.S. GOVERNMENT AGENCY		31,785,762
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,777,779)		33,752,914
Commercial Mortgage Securities - 1.2%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.324% 8/15/29 (c)(d)	560,000	559,645
Del Coronado Trust floater Series 2013-HDC Class A, 0.974% 3/15/26 (c)(d)	500,000	498,637
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9743% 12/5/31 (c)(d)	270,000	269,800
Class A2FL, 0.8743% 12/5/31 (c)(d)	350,000	347,803
GS Mortgage Securities Corp. II floater Series 2007-EOP Class C, 2.0056% 3/6/20 (c)(d)	300,000	299,904
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0233% 11/8/29 (c)(d)	560,000	555,470
GS Mortgage Securities Trust:
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	132,528	133,609
Series 2012-GC6 Class A1, 1.282% 1/10/45	66,381	66,634
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,621
Series 2012-C6 Class A1, 1.0305% 5/15/45	212,046	212,017
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.974% 4/15/28 (c)(d)	$ 530,000	$ 527,874
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	111,878	112,086
Series 2007-LD11 Class A2, 5.9873% 6/15/49 (d)	111,500	113,937
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.374% 7/15/19 (c)(d)	247,826	185,870
Series 2007-XLFA:
Class A2, 0.274% 10/15/20 (c)(d)	207,289	205,814
Class B, 0.304% 10/15/20 (c)(d)	440,000	436,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,110,508)		4,737,240
Municipal Securities - 0.8%

Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	1,940,000	1,950,263
4.421% 1/1/15	1,375,000	1,419,688
TOTAL MUNICIPAL SECURITIES (Cost $3,372,912)		3,369,951
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $998,738)	1,000,000	999,533
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.09% (a) (Cost $15,241,555)	15,241,555	15,241,555
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $414,046,913)		413,091,300
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,714,381)
NET ASSETS - 100%		$ 411,376,919
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,833,466 or 15.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,409
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 249,016,538	$ -	$ 249,016,538	$ -
U.S. Government and Government Agency Obligations	4,023,376	-	4,023,376	-
U.S. Government Agency - Mortgage Securities	4,366,398	-	4,366,398	-
Asset-Backed Securities	97,583,795	-	97,478,592	105,203
Collateralized Mortgage Obligations	33,752,914	-	33,752,914	-
Commercial Mortgage Securities	4,737,240	-	4,551,370	185,870
Municipal Securities	3,369,951	-	3,369,951	-
Commercial Paper	999,533	-	999,533	-
Money Market Funds	15,241,555	15,241,555	-	-
Total Investments in Securities:	$ 413,091,300	$ 15,241,555	$ 397,558,672	$ 291,073
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $414,517,731. Net unrealized depreciation aggregated $1,426,431, of which $1,167,458 related to appreciated investment securities and $2,593,889 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016SM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858553.107

ARW16-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 10.7%
	Shares	Value
Domestic Equity Funds - 10.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	4,151	$ 92,728
Fidelity Blue Chip Growth Fund (b)	1,429	87,049
Fidelity Equity-Income Fund (b)	2,347	133,082
Fidelity Large Cap Stock Fund (b)	3,841	99,986
Fidelity Series 100 Index Fund (b)	7,532	87,516
Fidelity Series Broad Market Opportunities Fund (b)	10,844	152,136
Fidelity Series Small Cap Opportunities Fund (b)	985	12,801
TOTAL EQUITY FUNDS (Cost $396,495)		665,298
Fixed-Income Funds - 20.1%

Investment Grade Fixed-Income Funds - 20.1%
Fidelity Government Income Fund (b)	24,242	249,938
Fidelity Strategic Real Return Fund (b)	26,474	248,058
Fidelity Total Bond Fund (b)	71,055	750,345
TOTAL FIXED-INCOME FUNDS (Cost $1,149,451)		1,248,341
Short-Term Funds - 69.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	2,701,657	$ 2,701,657
Fidelity Short-Term Bond Fund (b)	184,349	1,583,558
TOTAL SHORT-TERM FUNDS (Cost $4,236,872)		4,285,215
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,782,818)		6,198,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(584)
NET ASSETS - 100%		$ 6,198,270
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 5,121	$ 25,850	$ -	$ 92,728
Fidelity Blue Chip Growth Fund	98,838	10,067	24,111	236	87,049
Fidelity Equity-Income Fund	151,494	8,110	28,878	798	133,082
Fidelity Government Income Fund	291,416	14,885	57,814	1,001	249,938
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	362,334	219,045	598	2,701,657
Fidelity Large Cap Stock Fund	114,261	5,483	25,531	-	99,986
Fidelity Series 100 Index Fund	98,617	4,759	19,836	-	87,516
Fidelity Series Broad Market Opportunities Fund	174,262	8,413	39,766	-	152,136
Fidelity Series Small Cap Opportunities Fund	15,242	1,830	3,726	-	12,801
Fidelity Short-Term Bond Fund	1,556,260	151,942	130,158	3,317	1,583,558
Fidelity Strategic Real Return Fund	291,366	15,533	58,581	1,651	248,058
Fidelity Total Bond Fund	876,146	56,917	180,538	6,655	750,345
Total	$ 6,333,027	$ 645,394	$ 813,834	$ 14,256	$ 6,198,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,823,620. Net unrealized appreciation aggregated $375,234, of which $375,568 related to appreciated investment securities and $334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

October 31, 2013

1.858577.107

RW16-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 10.7%
	Shares	Value
Domestic Equity Funds - 10.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	4,151	$ 92,728
Fidelity Blue Chip Growth Fund (b)	1,429	87,049
Fidelity Equity-Income Fund (b)	2,347	133,082
Fidelity Large Cap Stock Fund (b)	3,841	99,986
Fidelity Series 100 Index Fund (b)	7,532	87,516
Fidelity Series Broad Market Opportunities Fund (b)	10,844	152,136
Fidelity Series Small Cap Opportunities Fund (b)	985	12,801
TOTAL EQUITY FUNDS (Cost $396,495)		665,298
Fixed-Income Funds - 20.1%

Investment Grade Fixed-Income Funds - 20.1%
Fidelity Government Income Fund (b)	24,242	249,938
Fidelity Strategic Real Return Fund (b)	26,474	248,058
Fidelity Total Bond Fund (b)	71,055	750,345
TOTAL FIXED-INCOME FUNDS (Cost $1,149,451)		1,248,341
Short-Term Funds - 69.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	2,701,657	$ 2,701,657
Fidelity Short-Term Bond Fund (b)	184,349	1,583,558
TOTAL SHORT-TERM FUNDS (Cost $4,236,872)		4,285,215
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,782,818)		6,198,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(584)
NET ASSETS - 100%		$ 6,198,270
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 5,121	$ 25,850	$ -	$ 92,728
Fidelity Blue Chip Growth Fund	98,838	10,067	24,111	236	87,049
Fidelity Equity-Income Fund	151,494	8,110	28,878	798	133,082
Fidelity Government Income Fund	291,416	14,885	57,814	1,001	249,938
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	362,334	219,045	598	2,701,657
Fidelity Large Cap Stock Fund	114,261	5,483	25,531	-	99,986
Fidelity Series 100 Index Fund	98,617	4,759	19,836	-	87,516
Fidelity Series Broad Market Opportunities Fund	174,262	8,413	39,766	-	152,136
Fidelity Series Small Cap Opportunities Fund	15,242	1,830	3,726	-	12,801
Fidelity Short-Term Bond Fund	1,556,260	151,942	130,158	3,317	1,583,558
Fidelity Strategic Real Return Fund	291,366	15,533	58,581	1,651	248,058
Fidelity Total Bond Fund	876,146	56,917	180,538	6,655	750,345
Total	$ 6,333,027	$ 645,394	$ 813,834	$ 14,256	$ 6,198,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,823,620. Net unrealized appreciation aggregated $375,234, of which $375,568 related to appreciated investment securities and $334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.107

ARW18-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.7%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,229	$ 183,843
Fidelity Blue Chip Growth Fund (b)	2,838	172,875
Fidelity Equity-Income Fund (b)	4,436	251,494
Fidelity Large Cap Stock Fund (b)	7,475	194,577
Fidelity Series 100 Index Fund (b)	14,323	166,438
Fidelity Series Broad Market Opportunities Fund (b)	21,238	297,970
Fidelity Series Small Cap Opportunities Fund (b)	1,952	25,370
TOTAL DOMESTIC EQUITY FUNDS		1,292,567
International Equity Funds - 0.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	1,300	51,693
TOTAL EQUITY FUNDS (Cost $1,038,327)		1,344,260
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund (b)	46,911	483,652
Fidelity Strategic Real Return Fund (b)	51,383	481,455
Fidelity Total Bond Fund (b)	138,463	1,462,169
TOTAL FIXED-INCOME FUNDS (Cost $2,450,405)		2,427,276
Short-Term Funds - 36.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	1,073,874	$ 1,073,874
Fidelity Short-Term Bond Fund (b)	125,758	1,080,265
TOTAL SHORT-TERM FUNDS (Cost $2,143,612)		2,154,139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,632,344)		5,925,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(744)
NET ASSETS - 100%		$ 5,924,931
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 3,884	$ 3,433	$ -	$ 51,693
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	21,660	19,173	-	183,843
Fidelity Blue Chip Growth Fund	157,814	28,938	17,830	-	172,875
Fidelity Equity-Income Fund	242,856	32,226	27,371	1,293	251,494
Fidelity Government Income Fund	472,175	62,501	53,799	1,709	483,652
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	141,699	125,163	246	1,073,874
Fidelity Large Cap Stock Fund	182,263	23,181	20,516	-	194,577
Fidelity Series 100 Index Fund	157,461	20,106	17,792	-	166,438
Fidelity Series Broad Market Opportunities Fund	278,946	35,561	31,474	-	297,970
Fidelity Series Small Cap Opportunities Fund	24,159	4,864	2,723	-	25,370
Fidelity Short-Term Bond Fund	1,058,027	143,971	125,419	2,262	1,080,265
Fidelity Strategic Real Return Fund	472,164	63,595	53,799	2,803	481,455
Fidelity Total Bond Fund	1,417,756	208,356	161,450	11,313	1,462,169
Total	$ 5,738,514	$ 790,542	$ 659,942	$ 19,626	$ 5,925,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,690,134. Net unrealized appreciation aggregated $235,541, of which $301,738 related to appreciated investment securities and $66,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2013

1.858579.107

RW18-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.7%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,229	$ 183,843
Fidelity Blue Chip Growth Fund (b)	2,838	172,875
Fidelity Equity-Income Fund (b)	4,436	251,494
Fidelity Large Cap Stock Fund (b)	7,475	194,577
Fidelity Series 100 Index Fund (b)	14,323	166,438
Fidelity Series Broad Market Opportunities Fund (b)	21,238	297,970
Fidelity Series Small Cap Opportunities Fund (b)	1,952	25,370
TOTAL DOMESTIC EQUITY FUNDS		1,292,567
International Equity Funds - 0.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	1,300	51,693
TOTAL EQUITY FUNDS (Cost $1,038,327)		1,344,260
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund (b)	46,911	483,652
Fidelity Strategic Real Return Fund (b)	51,383	481,455
Fidelity Total Bond Fund (b)	138,463	1,462,169
TOTAL FIXED-INCOME FUNDS (Cost $2,450,405)		2,427,276
Short-Term Funds - 36.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	1,073,874	$ 1,073,874
Fidelity Short-Term Bond Fund (b)	125,758	1,080,265
TOTAL SHORT-TERM FUNDS (Cost $2,143,612)		2,154,139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,632,344)		5,925,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(744)
NET ASSETS - 100%		$ 5,924,931
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 3,884	$ 3,433	$ -	$ 51,693
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	21,660	19,173	-	183,843
Fidelity Blue Chip Growth Fund	157,814	28,938	17,830	-	172,875
Fidelity Equity-Income Fund	242,856	32,226	27,371	1,293	251,494
Fidelity Government Income Fund	472,175	62,501	53,799	1,709	483,652
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	141,699	125,163	246	1,073,874
Fidelity Large Cap Stock Fund	182,263	23,181	20,516	-	194,577
Fidelity Series 100 Index Fund	157,461	20,106	17,792	-	166,438
Fidelity Series Broad Market Opportunities Fund	278,946	35,561	31,474	-	297,970
Fidelity Series Small Cap Opportunities Fund	24,159	4,864	2,723	-	25,370
Fidelity Short-Term Bond Fund	1,058,027	143,971	125,419	2,262	1,080,265
Fidelity Strategic Real Return Fund	472,164	63,595	53,799	2,803	481,455
Fidelity Total Bond Fund	1,417,756	208,356	161,450	11,313	1,462,169
Total	$ 5,738,514	$ 790,542	$ 659,942	$ 19,626	$ 5,925,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,690,134. Net unrealized appreciation aggregated $235,541, of which $301,738 related to appreciated investment securities and $66,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.107

ARW20-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
Domestic Equity Funds - 28.6%	Shares	Value
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	11,412	$ 254,949
Fidelity Blue Chip Growth Fund (b)	3,945	240,322
Fidelity Equity-Income Fund (b)	6,153	348,900
Fidelity Large Cap Stock Fund (b)	10,383	270,266
Fidelity Series 100 Index Fund (b)	19,909	231,341
Fidelity Series Broad Market Opportunities Fund (b)	29,533	414,341
Fidelity Series Small Cap Opportunities Fund (b)	2,746	35,701
TOTAL DOMESTIC EQUITY FUNDS		1,795,820
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,477	178,003
TOTAL EQUITY FUNDS (Cost $1,393,057)		1,973,823
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (b)	2,625	25,674
Fidelity Strategic Income Fund (b)	2,285	25,362
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,036
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Government Income Fund (b)	48,048	495,374
Fidelity Strategic Real Return Fund (b)	52,623	493,080
Fidelity Total Bond Fund (b)	141,811	1,497,524
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,485,978
TOTAL FIXED-INCOME FUNDS (Cost $2,516,158)		2,537,014
Short-Term Funds - 28.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	883,008	$ 883,008
Fidelity Short-Term Bond Fund (b)	103,399	888,196
TOTAL SHORT-TERM FUNDS (Cost $1,756,210)		1,771,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,665,425)		6,282,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(471)
NET ASSETS - 100%		$ 6,281,570
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 16,038	$ 13,199	$ -	$ 178,003
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	23,576	19,513	-	254,949
Fidelity Blue Chip Growth Fund	218,782	34,502	18,117	560	240,322
Fidelity Capital & Income Fund	24,270	2,313	1,349	305	25,674
Fidelity Equity-Income Fund	336,182	35,523	27,874	1,829	348,900
Fidelity Government Income Fund	482,766	50,804	40,975	1,777	495,374
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	88,954	74,553	205	883,008
Fidelity Large Cap Stock Fund	252,502	25,266	20,888	-	270,266
Fidelity Series 100 Index Fund	218,293	21,925	18,118	-	231,341
Fidelity Series Broad Market Opportunities Fund	386,860	38,764	32,040	-	414,341
Fidelity Series Small Cap Opportunities Fund	33,925	5,982	2,795	-	35,701
Fidelity Short-Term Bond Fund	869,077	90,639	74,553	1,889	888,196
Fidelity Strategic Income Fund	24,236	2,252	1,349	244	25,362
Fidelity Strategic Real Return Fund	482,760	51,953	40,975	2,927	493,080
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Total Bond Fund	$ 1,449,522	$ 173,844	$ 122,941	$ 11,764	$ 1,497,524
Total	$ 6,044,787	$ 662,335	$ 509,239	$ 21,500	$ 6,282,041
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,712,236. Net unrealized appreciation aggregated $569,805, of which $620,358 related to appreciated investment securities and $50,553 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2013

1.858582.107

RW20-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
Domestic Equity Funds - 28.6%	Shares	Value
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	11,412	$ 254,949
Fidelity Blue Chip Growth Fund (b)	3,945	240,322
Fidelity Equity-Income Fund (b)	6,153	348,900
Fidelity Large Cap Stock Fund (b)	10,383	270,266
Fidelity Series 100 Index Fund (b)	19,909	231,341
Fidelity Series Broad Market Opportunities Fund (b)	29,533	414,341
Fidelity Series Small Cap Opportunities Fund (b)	2,746	35,701
TOTAL DOMESTIC EQUITY FUNDS		1,795,820
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,477	178,003
TOTAL EQUITY FUNDS (Cost $1,393,057)		1,973,823
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (b)	2,625	25,674
Fidelity Strategic Income Fund (b)	2,285	25,362
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,036
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Government Income Fund (b)	48,048	495,374
Fidelity Strategic Real Return Fund (b)	52,623	493,080
Fidelity Total Bond Fund (b)	141,811	1,497,524
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,485,978
TOTAL FIXED-INCOME FUNDS (Cost $2,516,158)		2,537,014
Short-Term Funds - 28.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	883,008	$ 883,008
Fidelity Short-Term Bond Fund (b)	103,399	888,196
TOTAL SHORT-TERM FUNDS (Cost $1,756,210)		1,771,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,665,425)		6,282,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(471)
NET ASSETS - 100%		$ 6,281,570
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 16,038	$ 13,199	$ -	$ 178,003
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	23,576	19,513	-	254,949
Fidelity Blue Chip Growth Fund	218,782	34,502	18,117	560	240,322
Fidelity Capital & Income Fund	24,270	2,313	1,349	305	25,674
Fidelity Equity-Income Fund	336,182	35,523	27,874	1,829	348,900
Fidelity Government Income Fund	482,766	50,804	40,975	1,777	495,374
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	88,954	74,553	205	883,008
Fidelity Large Cap Stock Fund	252,502	25,266	20,888	-	270,266
Fidelity Series 100 Index Fund	218,293	21,925	18,118	-	231,341
Fidelity Series Broad Market Opportunities Fund	386,860	38,764	32,040	-	414,341
Fidelity Series Small Cap Opportunities Fund	33,925	5,982	2,795	-	35,701
Fidelity Short-Term Bond Fund	869,077	90,639	74,553	1,889	888,196
Fidelity Strategic Income Fund	24,236	2,252	1,349	244	25,362
Fidelity Strategic Real Return Fund	482,760	51,953	40,975	2,927	493,080
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Total Bond Fund	$ 1,449,522	$ 173,844	$ 122,941	$ 11,764	$ 1,497,524
Total	$ 6,044,787	$ 662,335	$ 509,239	$ 21,500	$ 6,282,041
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,712,236. Net unrealized appreciation aggregated $569,805, of which $620,358 related to appreciated investment securities and $50,553 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.107

ARW22-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,438	$ 300,206
Fidelity Blue Chip Growth Fund (b)	4,631	282,134
Fidelity Equity-Income Fund (b)	7,290	413,332
Fidelity Large Cap Stock Fund (b)	12,248	318,819
Fidelity Series 100 Index Fund (b)	23,538	273,508
Fidelity Series Broad Market Opportunities Fund (b)	34,740	487,401
Fidelity Series Small Cap Opportunities Fund (b)	3,206	41,681
TOTAL DOMESTIC EQUITY FUNDS		2,117,081
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,886	234,042
TOTAL EQUITY FUNDS (Cost $1,962,502)		2,351,123
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (b)	8,152	79,726
Fidelity Strategic Income Fund (b)	7,106	78,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,603

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund (b)	43,387	$ 447,325
Fidelity Strategic Real Return Fund (b)	47,527	445,324
Fidelity Total Bond Fund (b)	128,063	1,352,343
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,244,992
TOTAL FIXED-INCOME FUNDS (Cost $2,448,568)		2,403,595
Short-Term Funds - 23.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	713,381	713,381
Fidelity Short-Term Bond Fund (b)	83,488	717,160
TOTAL SHORT-TERM FUNDS (Cost $1,427,204)		1,430,541
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,838,274)		6,185,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$ 6,185,125
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 44,481	$ 4,960	$ -	$ 234,042
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	58,433	6,508	-	300,206
Fidelity Blue Chip Growth Fund	215,074	66,313	6,046	536	282,134
Fidelity Capital & Income Fund	63,597	16,506	1,752	820	79,726
Fidelity Equity-Income Fund	330,881	85,409	9,296	1,963	413,332
Fidelity Government Income Fund	360,647	94,477	10,342	1,381	447,325
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	151,090	16,749	141	713,381
Fidelity Large Cap Stock Fund	248,520	62,668	6,979	-	318,819
Fidelity Series 100 Index Fund	214,593	54,273	6,046	-	273,508
Fidelity Series Broad Market Opportunities Fund	380,009	96,001	10,692	-	487,401
Fidelity Series Small Cap Opportunities Fund	33,052	10,837	930	-	41,681
Fidelity Short-Term Bond Fund	579,345	152,263	16,749	1,314	717,160
Fidelity Strategic Income Fund	63,542	16,343	1,752	657	78,877
Fidelity Strategic Real Return Fund	360,654	95,484	10,342	2,388	445,324
Fidelity Total Bond Fund	1,083,758	300,745	31,007	9,115	1,352,343
Total	$ 4,922,873	$ 1,305,323	$ 140,150	$ 18,315	$ 6,185,259
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,859,522. Net unrealized appreciation aggregated $325,737, of which $391,801 related to appreciated investment securities and $66,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2013

1.858584.107

RW22-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,438	$ 300,206
Fidelity Blue Chip Growth Fund (b)	4,631	282,134
Fidelity Equity-Income Fund (b)	7,290	413,332
Fidelity Large Cap Stock Fund (b)	12,248	318,819
Fidelity Series 100 Index Fund (b)	23,538	273,508
Fidelity Series Broad Market Opportunities Fund (b)	34,740	487,401
Fidelity Series Small Cap Opportunities Fund (b)	3,206	41,681
TOTAL DOMESTIC EQUITY FUNDS		2,117,081
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,886	234,042
TOTAL EQUITY FUNDS (Cost $1,962,502)		2,351,123
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (b)	8,152	79,726
Fidelity Strategic Income Fund (b)	7,106	78,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,603

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund (b)	43,387	$ 447,325
Fidelity Strategic Real Return Fund (b)	47,527	445,324
Fidelity Total Bond Fund (b)	128,063	1,352,343
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,244,992
TOTAL FIXED-INCOME FUNDS (Cost $2,448,568)		2,403,595
Short-Term Funds - 23.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	713,381	713,381
Fidelity Short-Term Bond Fund (b)	83,488	717,160
TOTAL SHORT-TERM FUNDS (Cost $1,427,204)		1,430,541
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,838,274)		6,185,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$ 6,185,125
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 44,481	$ 4,960	$ -	$ 234,042
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	58,433	6,508	-	300,206
Fidelity Blue Chip Growth Fund	215,074	66,313	6,046	536	282,134
Fidelity Capital & Income Fund	63,597	16,506	1,752	820	79,726
Fidelity Equity-Income Fund	330,881	85,409	9,296	1,963	413,332
Fidelity Government Income Fund	360,647	94,477	10,342	1,381	447,325
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	151,090	16,749	141	713,381
Fidelity Large Cap Stock Fund	248,520	62,668	6,979	-	318,819
Fidelity Series 100 Index Fund	214,593	54,273	6,046	-	273,508
Fidelity Series Broad Market Opportunities Fund	380,009	96,001	10,692	-	487,401
Fidelity Series Small Cap Opportunities Fund	33,052	10,837	930	-	41,681
Fidelity Short-Term Bond Fund	579,345	152,263	16,749	1,314	717,160
Fidelity Strategic Income Fund	63,542	16,343	1,752	657	78,877
Fidelity Strategic Real Return Fund	360,654	95,484	10,342	2,388	445,324
Fidelity Total Bond Fund	1,083,758	300,745	31,007	9,115	1,352,343
Total	$ 4,922,873	$ 1,305,323	$ 140,150	$ 18,315	$ 6,185,259
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,859,522. Net unrealized appreciation aggregated $325,737, of which $391,801 related to appreciated investment securities and $66,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.107

ARW24-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.2%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	9,978	$ 222,902
Fidelity Blue Chip Growth Fund (b)	3,427	208,779
Fidelity Equity-Income Fund (b)	5,413	306,905
Fidelity Large Cap Stock Fund (b)	9,079	236,323
Fidelity Series 100 Index Fund (b)	17,449	202,755
Fidelity Series Broad Market Opportunities Fund (b)	25,801	361,982
Fidelity Series Small Cap Opportunities Fund (b)	2,395	31,129
TOTAL DOMESTIC EQUITY FUNDS		1,570,775
International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,869	193,585
TOTAL EQUITY FUNDS (Cost $1,478,173)		1,764,360
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund (b)	7,011	68,570
Fidelity Strategic Income Fund (b)	6,116	67,883
TOTAL HIGH YIELD FIXED-INCOME FUNDS		136,453
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund (b)	26,796	276,262
Fidelity Strategic Real Return Fund (b)	29,323	274,760
Fidelity Total Bond Fund (b)	79,061	834,881
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,385,903
TOTAL FIXED-INCOME FUNDS (Cost $1,539,927)		1,522,356
Short-Term Funds - 19.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	396,769	$ 396,769
Fidelity Short-Term Bond Fund (b)	46,436	398,885
TOTAL SHORT-TERM FUNDS (Cost $793,431)		795,654
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,811,531)		4,082,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(266)
NET ASSETS - 100%		$ 4,082,104
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 57,722	$ 7,753	$ -	$ 193,585
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	67,905	9,140	-	222,902
Fidelity Blue Chip Growth Fund	140,772	71,938	8,479	398	208,779
Fidelity Capital & Income Fund	48,152	22,039	2,866	684	68,570
Fidelity Equity-Income Fund	216,692	98,445	13,049	1,492	306,905
Fidelity Government Income Fund	196,513	89,918	12,022	829	276,262
Fidelity Institutional Money Market Portfolio Institutional Class 0.05%	284,337	129,995	17,563	76	396,769
Fidelity Large Cap Stock Fund	162,826	72,730	9,786	-	236,323
Fidelity Series 100 Index Fund	140,457	63,000	8,479	-	202,755
Fidelity Series Broad Market Opportunities Fund	249,252	111,539	15,016	-	361,982
Fidelity Series Small Cap Opportunities Fund	21,797	11,575	1,305	-	31,129
Fidelity Short-Term Bond Fund	284,490	130,633	17,563	714	398,885
Fidelity Strategic Income Fund	48,111	21,903	2,866	548	67,883
Fidelity Strategic Real Return Fund	196,512	90,597	12,022	1,508	274,760
Fidelity Total Bond Fund	589,994	280,603	36,112	5,482	834,881
Total	$ 2,862,258	$ 1,320,542	$ 174,021	$ 11,731	$ 4,082,370
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,829,547. Net unrealized appreciation aggregated $252,823, of which $287,091 related to appreciated investment securities and $34,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2013

1.858587.107

RW24-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.2%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	9,978	$ 222,902
Fidelity Blue Chip Growth Fund (b)	3,427	208,779
Fidelity Equity-Income Fund (b)	5,413	306,905
Fidelity Large Cap Stock Fund (b)	9,079	236,323
Fidelity Series 100 Index Fund (b)	17,449	202,755
Fidelity Series Broad Market Opportunities Fund (b)	25,801	361,982
Fidelity Series Small Cap Opportunities Fund (b)	2,395	31,129
TOTAL DOMESTIC EQUITY FUNDS		1,570,775
International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,869	193,585
TOTAL EQUITY FUNDS (Cost $1,478,173)		1,764,360
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund (b)	7,011	68,570
Fidelity Strategic Income Fund (b)	6,116	67,883
TOTAL HIGH YIELD FIXED-INCOME FUNDS		136,453
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund (b)	26,796	276,262
Fidelity Strategic Real Return Fund (b)	29,323	274,760
Fidelity Total Bond Fund (b)	79,061	834,881
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,385,903
TOTAL FIXED-INCOME FUNDS (Cost $1,539,927)		1,522,356
Short-Term Funds - 19.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	396,769	$ 396,769
Fidelity Short-Term Bond Fund (b)	46,436	398,885
TOTAL SHORT-TERM FUNDS (Cost $793,431)		795,654
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,811,531)		4,082,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(266)
NET ASSETS - 100%		$ 4,082,104
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 57,722	$ 7,753	$ -	$ 193,585
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	67,905	9,140	-	222,902
Fidelity Blue Chip Growth Fund	140,772	71,938	8,479	398	208,779
Fidelity Capital & Income Fund	48,152	22,039	2,866	684	68,570
Fidelity Equity-Income Fund	216,692	98,445	13,049	1,492	306,905
Fidelity Government Income Fund	196,513	89,918	12,022	829	276,262
Fidelity Institutional Money Market Portfolio Institutional Class 0.05%	284,337	129,995	17,563	76	396,769
Fidelity Large Cap Stock Fund	162,826	72,730	9,786	-	236,323
Fidelity Series 100 Index Fund	140,457	63,000	8,479	-	202,755
Fidelity Series Broad Market Opportunities Fund	249,252	111,539	15,016	-	361,982
Fidelity Series Small Cap Opportunities Fund	21,797	11,575	1,305	-	31,129
Fidelity Short-Term Bond Fund	284,490	130,633	17,563	714	398,885
Fidelity Strategic Income Fund	48,111	21,903	2,866	548	67,883
Fidelity Strategic Real Return Fund	196,512	90,597	12,022	1,508	274,760
Fidelity Total Bond Fund	589,994	280,603	36,112	5,482	834,881
Total	$ 2,862,258	$ 1,320,542	$ 174,021	$ 11,731	$ 4,082,370
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,829,547. Net unrealized appreciation aggregated $252,823, of which $287,091 related to appreciated investment securities and $34,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.107

ARW26-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	7,767	$ 173,522
Fidelity Blue Chip Growth Fund (b)	2,673	162,837
Fidelity Equity-Income Fund (b)	4,215	238,966
Fidelity Large Cap Stock Fund (b)	7,068	183,985
Fidelity Series 100 Index Fund (b)	13,598	158,011
Fidelity Series Broad Market Opportunities Fund (b)	20,088	281,834
Fidelity Series Small Cap Opportunities Fund (b)	1,851	24,060
TOTAL DOMESTIC EQUITY FUNDS		1,223,215
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,199	166,952
TOTAL EQUITY FUNDS (Cost $1,171,772)		1,390,167
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	5,927	57,967
Fidelity Strategic Income Fund (b)	5,168	57,369
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,336

	Shares	Value
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund (b)	18,320	$ 188,876
Fidelity Strategic Real Return Fund (b)	20,058	187,944
Fidelity Total Bond Fund (b)	54,096	571,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		948,071
TOTAL FIXED-INCOME FUNDS (Cost $1,081,865)		1,063,407
Short-Term Funds - 17.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	251,411	251,411
Fidelity Short-Term Bond Fund (b)	29,455	253,020
TOTAL SHORT-TERM FUNDS (Cost $503,201)		504,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,756,838)		2,958,005
NET OTHER ASSETS (LIABILITIES) - 0.0%		(139)
NET ASSETS - 100%		$ 2,957,866
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 43,372	$ 4,541	$ -	$ 166,952
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	46,089	4,832	-	173,522
Fidelity Blue Chip Growth Fund	113,623	49,899	4,491	315	162,837
Fidelity Capital & Income Fund	42,166	16,379	1,653	596	57,967
Fidelity Equity-Income Fund	174,916	67,029	6,906	1,159	238,966
Fidelity Government Income Fund	139,572	53,553	5,561	586	188,876
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	71,441	7,312	50	251,411
Fidelity Large Cap Stock Fund	131,270	49,391	5,177	-	183,985
Fidelity Series 100 Index Fund	113,368	42,834	4,491	-	158,011
Fidelity Series Broad Market Opportunities Fund	201,073	75,757	7,942	-	281,834
Fidelity Series Small Cap Opportunities Fund	17,439	8,090	690	-	24,060
Fidelity Short-Term Bond Fund	187,589	72,070	7,523	468	253,020
Fidelity Strategic Income Fund	42,132	16,260	1,653	478	57,369
Fidelity Strategic Real Return Fund	139,573	53,998	5,561	1,031	187,944
Fidelity Total Bond Fund	419,449	168,235	16,679	3,874	571,251
Total	$ 2,148,549	$ 834,397	$ 85,012	$ 8,557	$ 2,958,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,768,116. Net unrealized appreciation aggregated $189,889, of which $214,826 related to appreciated investment securities and $24,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2013

1.858589.107

RW26-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	7,767	$ 173,522
Fidelity Blue Chip Growth Fund (b)	2,673	162,837
Fidelity Equity-Income Fund (b)	4,215	238,966
Fidelity Large Cap Stock Fund (b)	7,068	183,985
Fidelity Series 100 Index Fund (b)	13,598	158,011
Fidelity Series Broad Market Opportunities Fund (b)	20,088	281,834
Fidelity Series Small Cap Opportunities Fund (b)	1,851	24,060
TOTAL DOMESTIC EQUITY FUNDS		1,223,215
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,199	166,952
TOTAL EQUITY FUNDS (Cost $1,171,772)		1,390,167
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	5,927	57,967
Fidelity Strategic Income Fund (b)	5,168	57,369
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,336

	Shares	Value
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund (b)	18,320	$ 188,876
Fidelity Strategic Real Return Fund (b)	20,058	187,944
Fidelity Total Bond Fund (b)	54,096	571,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		948,071
TOTAL FIXED-INCOME FUNDS (Cost $1,081,865)		1,063,407
Short-Term Funds - 17.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	251,411	251,411
Fidelity Short-Term Bond Fund (b)	29,455	253,020
TOTAL SHORT-TERM FUNDS (Cost $503,201)		504,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,756,838)		2,958,005
NET OTHER ASSETS (LIABILITIES) - 0.0%		(139)
NET ASSETS - 100%		$ 2,957,866
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 43,372	$ 4,541	$ -	$ 166,952
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	46,089	4,832	-	173,522
Fidelity Blue Chip Growth Fund	113,623	49,899	4,491	315	162,837
Fidelity Capital & Income Fund	42,166	16,379	1,653	596	57,967
Fidelity Equity-Income Fund	174,916	67,029	6,906	1,159	238,966
Fidelity Government Income Fund	139,572	53,553	5,561	586	188,876
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	71,441	7,312	50	251,411
Fidelity Large Cap Stock Fund	131,270	49,391	5,177	-	183,985
Fidelity Series 100 Index Fund	113,368	42,834	4,491	-	158,011
Fidelity Series Broad Market Opportunities Fund	201,073	75,757	7,942	-	281,834
Fidelity Series Small Cap Opportunities Fund	17,439	8,090	690	-	24,060
Fidelity Short-Term Bond Fund	187,589	72,070	7,523	468	253,020
Fidelity Strategic Income Fund	42,132	16,260	1,653	478	57,369
Fidelity Strategic Real Return Fund	139,573	53,998	5,561	1,031	187,944
Fidelity Total Bond Fund	419,449	168,235	16,679	3,874	571,251
Total	$ 2,148,549	$ 834,397	$ 85,012	$ 8,557	$ 2,958,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,768,116. Net unrealized appreciation aggregated $189,889, of which $214,826 related to appreciated investment securities and $24,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.107

ARW28-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	24,182	$ 540,225
Fidelity Blue Chip Growth Fund (b)	8,323	507,068
Fidelity Equity-Income Fund (b)	13,025	738,521
Fidelity Large Cap Stock Fund (b)	21,984	572,234
Fidelity Series 100 Index Fund (b)	42,052	488,639
Fidelity Series Broad Market Opportunities Fund (b)	62,449	876,163
Fidelity Series Small Cap Opportunities Fund (b)	5,767	74,969
TOTAL DOMESTIC EQUITY FUNDS		3,797,819
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,415	573,123
TOTAL EQUITY FUNDS (Cost $3,459,783)		4,370,942
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	19,325	188,996
Fidelity Strategic Income Fund (b)	16,833	186,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		375,837

	Shares	Value
Investment Grade Fixed-Income Funds - 30.3%
Fidelity Government Income Fund (b)	51,388	$ 529,806
Fidelity Strategic Real Return Fund (b)	56,292	527,460
Fidelity Total Bond Fund (b)	151,523	1,600,085
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,657,351
TOTAL FIXED-INCOME FUNDS (Cost $3,042,710)		3,033,188
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	677,319	677,319
Fidelity Short-Term Bond Fund (b)	79,327	681,420
TOTAL SHORT-TERM FUNDS (Cost $1,350,716)		1,358,739
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,853,209)		8,762,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(162)
NET ASSETS - 100%		$ 8,762,707
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 73,335	$ 46,401	$ -	$ 573,123
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	70,934	45,032	-	540,225
Fidelity Blue Chip Growth Fund	444,607	92,362	41,845	1,177	507,068
Fidelity Capital & Income Fund	173,936	27,811	16,247	2,204	188,996
Fidelity Equity-Income Fund	684,505	105,261	64,333	3,918	738,521
Fidelity Government Income Fund	497,527	75,943	47,162	1,859	529,806
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	96,130	61,205	154	677,319
Fidelity Large Cap Stock Fund	514,724	76,067	48,295	-	572,234
Fidelity Series 100 Index Fund	443,617	65,916	41,845	-	488,639
Fidelity Series Broad Market Opportunities Fund	787,235	116,588	74,026	-	876,163
Fidelity Series Small Cap Opportunities Fund	68,500	15,551	6,450	-	74,969
Fidelity Short-Term Bond Fund	642,734	97,398	61,205	1,422	681,420
Fidelity Strategic Income Fund	173,797	27,372	16,246	1,765	186,841
Fidelity Strategic Real Return Fund	497,534	77,254	47,162	3,171	527,460
Fidelity Total Bond Fund	1,492,003	250,765	141,346	12,315	1,600,085
Total	$ 8,043,553	$ 1,268,687	$ 758,800	$ 27,985	$ 8,762,869
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $7,902,956. Net unrealized appreciation aggregated $859,913, of which $923,712 related to appreciated investment securities and $63,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2013

1.858591.107

RW28-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	24,182	$ 540,225
Fidelity Blue Chip Growth Fund (b)	8,323	507,068
Fidelity Equity-Income Fund (b)	13,025	738,521
Fidelity Large Cap Stock Fund (b)	21,984	572,234
Fidelity Series 100 Index Fund (b)	42,052	488,639
Fidelity Series Broad Market Opportunities Fund (b)	62,449	876,163
Fidelity Series Small Cap Opportunities Fund (b)	5,767	74,969
TOTAL DOMESTIC EQUITY FUNDS		3,797,819
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,415	573,123
TOTAL EQUITY FUNDS (Cost $3,459,783)		4,370,942
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	19,325	188,996
Fidelity Strategic Income Fund (b)	16,833	186,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		375,837

	Shares	Value
Investment Grade Fixed-Income Funds - 30.3%
Fidelity Government Income Fund (b)	51,388	$ 529,806
Fidelity Strategic Real Return Fund (b)	56,292	527,460
Fidelity Total Bond Fund (b)	151,523	1,600,085
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,657,351
TOTAL FIXED-INCOME FUNDS (Cost $3,042,710)		3,033,188
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	677,319	677,319
Fidelity Short-Term Bond Fund (b)	79,327	681,420
TOTAL SHORT-TERM FUNDS (Cost $1,350,716)		1,358,739
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,853,209)		8,762,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(162)
NET ASSETS - 100%		$ 8,762,707
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 73,335	$ 46,401	$ -	$ 573,123
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	70,934	45,032	-	540,225
Fidelity Blue Chip Growth Fund	444,607	92,362	41,845	1,177	507,068
Fidelity Capital & Income Fund	173,936	27,811	16,247	2,204	188,996
Fidelity Equity-Income Fund	684,505	105,261	64,333	3,918	738,521
Fidelity Government Income Fund	497,527	75,943	47,162	1,859	529,806
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	96,130	61,205	154	677,319
Fidelity Large Cap Stock Fund	514,724	76,067	48,295	-	572,234
Fidelity Series 100 Index Fund	443,617	65,916	41,845	-	488,639
Fidelity Series Broad Market Opportunities Fund	787,235	116,588	74,026	-	876,163
Fidelity Series Small Cap Opportunities Fund	68,500	15,551	6,450	-	74,969
Fidelity Short-Term Bond Fund	642,734	97,398	61,205	1,422	681,420
Fidelity Strategic Income Fund	173,797	27,372	16,246	1,765	186,841
Fidelity Strategic Real Return Fund	497,534	77,254	47,162	3,171	527,460
Fidelity Total Bond Fund	1,492,003	250,765	141,346	12,315	1,600,085
Total	$ 8,043,553	$ 1,268,687	$ 758,800	$ 27,985	$ 8,762,869
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $7,902,956. Net unrealized appreciation aggregated $859,913, of which $923,712 related to appreciated investment securities and $63,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.107

ARW30-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,417	$ 567,806
Fidelity Blue Chip Growth Fund (b)	8,743	532,651
Fidelity Equity-Income Fund (b)	13,836	784,513
Fidelity Large Cap Stock Fund (b)	23,175	603,241
Fidelity Series 100 Index Fund (b)	44,586	518,088
Fidelity Series Broad Market Opportunities Fund (b)	65,835	923,658
Fidelity Series Small Cap Opportunities Fund (b)	6,102	79,324
TOTAL DOMESTIC EQUITY FUNDS		4,009,281
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,423	652,970
TOTAL EQUITY FUNDS (Cost $3,905,032)		4,662,251
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	21,319	208,502
Fidelity Strategic Income Fund (b)	18,601	206,469
TOTAL HIGH YIELD FIXED-INCOME FUNDS		414,971

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund (b)	51,191	$ 527,780
Fidelity Strategic Real Return Fund (b)	56,079	525,456
Fidelity Total Bond Fund (b)	151,035	1,594,924
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,648,160
TOTAL FIXED-INCOME FUNDS (Cost $3,070,957)		3,063,131
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	639,844	639,844
Fidelity Short-Term Bond Fund (b)	74,852	642,978
TOTAL SHORT-TERM FUNDS (Cost $1,277,349)		1,282,822
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,253,338)		9,008,204
NET OTHER ASSETS (LIABILITIES) - 0.0%		(234)
NET ASSETS - 100%		$ 9,007,970
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 226,028	$ 27,844	$ -	$ 652,970
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	200,430	24,669	-	567,806
Fidelity Blue Chip Growth Fund	336,749	206,876	22,902	926	532,651
Fidelity Capital & Income Fund	137,015	77,286	9,268	1,971	208,502
Fidelity Equity-Income Fund	518,628	289,748	35,226	3,429	784,513
Fidelity Government Income Fund	351,965	196,790	24,010	1,503	527,780
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	239,890	29,438	116	639,844
Fidelity Large Cap Stock Fund	389,387	214,696	26,408	-	603,241
Fidelity Series 100 Index Fund	335,996	186,067	22,902	-	518,088
Fidelity Series Broad Market Opportunities Fund	596,337	329,217	40,512	-	923,658
Fidelity Series Small Cap Opportunities Fund	52,021	33,327	3,532	-	79,324
Fidelity Short-Term Bond Fund	429,610	240,863	29,438	1,089	642,978
Fidelity Strategic Income Fund	136,911	76,894	9,268	1,579	206,469
Fidelity Strategic Real Return Fund	351,986	197,882	24,010	2,594	525,456
Fidelity Total Bond Fund	1,057,723	609,572	71,997	9,918	1,594,924
Total	$ 5,900,281	$ 3,325,566	$ 401,424	$ 23,125	$ 9,008,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $8,272,208. Net unrealized appreciation aggregated $735,996, of which $779,825 related to appreciated investment securities and $43,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2013

1.858593.107

RW30-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,417	$ 567,806
Fidelity Blue Chip Growth Fund (b)	8,743	532,651
Fidelity Equity-Income Fund (b)	13,836	784,513
Fidelity Large Cap Stock Fund (b)	23,175	603,241
Fidelity Series 100 Index Fund (b)	44,586	518,088
Fidelity Series Broad Market Opportunities Fund (b)	65,835	923,658
Fidelity Series Small Cap Opportunities Fund (b)	6,102	79,324
TOTAL DOMESTIC EQUITY FUNDS		4,009,281
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,423	652,970
TOTAL EQUITY FUNDS (Cost $3,905,032)		4,662,251
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	21,319	208,502
Fidelity Strategic Income Fund (b)	18,601	206,469
TOTAL HIGH YIELD FIXED-INCOME FUNDS		414,971

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund (b)	51,191	$ 527,780
Fidelity Strategic Real Return Fund (b)	56,079	525,456
Fidelity Total Bond Fund (b)	151,035	1,594,924
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,648,160
TOTAL FIXED-INCOME FUNDS (Cost $3,070,957)		3,063,131
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	639,844	639,844
Fidelity Short-Term Bond Fund (b)	74,852	642,978
TOTAL SHORT-TERM FUNDS (Cost $1,277,349)		1,282,822
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,253,338)		9,008,204
NET OTHER ASSETS (LIABILITIES) - 0.0%		(234)
NET ASSETS - 100%		$ 9,007,970
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 226,028	$ 27,844	$ -	$ 652,970
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	200,430	24,669	-	567,806
Fidelity Blue Chip Growth Fund	336,749	206,876	22,902	926	532,651
Fidelity Capital & Income Fund	137,015	77,286	9,268	1,971	208,502
Fidelity Equity-Income Fund	518,628	289,748	35,226	3,429	784,513
Fidelity Government Income Fund	351,965	196,790	24,010	1,503	527,780
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	239,890	29,438	116	639,844
Fidelity Large Cap Stock Fund	389,387	214,696	26,408	-	603,241
Fidelity Series 100 Index Fund	335,996	186,067	22,902	-	518,088
Fidelity Series Broad Market Opportunities Fund	596,337	329,217	40,512	-	923,658
Fidelity Series Small Cap Opportunities Fund	52,021	33,327	3,532	-	79,324
Fidelity Short-Term Bond Fund	429,610	240,863	29,438	1,089	642,978
Fidelity Strategic Income Fund	136,911	76,894	9,268	1,579	206,469
Fidelity Strategic Real Return Fund	351,986	197,882	24,010	2,594	525,456
Fidelity Total Bond Fund	1,057,723	609,572	71,997	9,918	1,594,924
Total	$ 5,900,281	$ 3,325,566	$ 401,424	$ 23,125	$ 9,008,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $8,272,208. Net unrealized appreciation aggregated $735,996, of which $779,825 related to appreciated investment securities and $43,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.106

ARW32-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,925	$ 378,102
Fidelity Blue Chip Growth Fund (b)	5,829	355,080
Fidelity Equity-Income Fund (b)	9,150	518,787
Fidelity Large Cap Stock Fund (b)	15,395	400,733
Fidelity Series 100 Index Fund (b)	29,534	343,186
Fidelity Series Broad Market Opportunities Fund (b)	43,749	613,796
Fidelity Series Small Cap Opportunities Fund (b)	4,048	52,628
TOTAL DOMESTIC EQUITY FUNDS		2,662,312
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	11,919	473,891
TOTAL EQUITY FUNDS (Cost $2,543,947)		3,136,203
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	14,610	142,887
Fidelity Strategic Income Fund (b)	12,730	141,305
TOTAL HIGH YIELD FIXED-INCOME FUNDS		284,192
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund (b)	31,968	329,589
Fidelity Strategic Real Return Fund (b)	35,010	328,048
Fidelity Total Bond Fund (b)	94,328	996,101
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,653,738
TOTAL FIXED-INCOME FUNDS (Cost $1,970,482)		1,937,930
Short-Term Funds - 13.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	376,688	$ 376,688
Fidelity Short-Term Bond Fund (b)	44,105	378,859
TOTAL SHORT-TERM FUNDS (Cost $753,441)		755,547
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,267,870)		5,829,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130)
NET ASSETS - 100%		$ 5,829,550
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 86,238	$ 18,740	$ -	$ 473,891
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	70,315	15,304	-	378,102
Fidelity Blue Chip Growth Fund	278,414	82,434	14,209	764	355,080
Fidelity Capital & Income Fund	117,258	28,938	5,946	1,576	142,887
Fidelity Equity-Income Fund	428,523	103,072	21,859	2,612	518,787
Fidelity Government Income Fund	275,478	66,084	14,157	1,095	329,589
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	75,014	16,320	80	376,688
Fidelity Large Cap Stock Fund	321,858	75,346	16,399	-	400,733
Fidelity Series 100 Index Fund	277,791	65,284	14,209	-	343,186
Fidelity Series Broad Market Opportunities Fund	492,658	115,553	25,144	-	613,796
Fidelity Series Small Cap Opportunities Fund	42,934	13,667	2,190	-	52,628
Fidelity Short-Term Bond Fund	318,164	75,682	16,320	749	378,859
Fidelity Strategic Income Fund	117,167	28,624	5,947	1,263	141,305
Fidelity Strategic Real Return Fund	275,483	66,860	14,157	1,869	328,048
Fidelity Total Bond Fund	826,974	211,947	42,449	7,246	996,101
Total	$ 4,761,751	$ 1,165,058	$ 243,350	$ 17,254	$ 5,829,680
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,271,818. Net unrealized appreciation aggregated $557,862, of which $607,510 related to appreciated investment securities and $49,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2013

1.858595.107

RW32-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,925	$ 378,102
Fidelity Blue Chip Growth Fund (b)	5,829	355,080
Fidelity Equity-Income Fund (b)	9,150	518,787
Fidelity Large Cap Stock Fund (b)	15,395	400,733
Fidelity Series 100 Index Fund (b)	29,534	343,186
Fidelity Series Broad Market Opportunities Fund (b)	43,749	613,796
Fidelity Series Small Cap Opportunities Fund (b)	4,048	52,628
TOTAL DOMESTIC EQUITY FUNDS		2,662,312
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	11,919	473,891
TOTAL EQUITY FUNDS (Cost $2,543,947)		3,136,203
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	14,610	142,887
Fidelity Strategic Income Fund (b)	12,730	141,305
TOTAL HIGH YIELD FIXED-INCOME FUNDS		284,192
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund (b)	31,968	329,589
Fidelity Strategic Real Return Fund (b)	35,010	328,048
Fidelity Total Bond Fund (b)	94,328	996,101
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,653,738
TOTAL FIXED-INCOME FUNDS (Cost $1,970,482)		1,937,930
Short-Term Funds - 13.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	376,688	$ 376,688
Fidelity Short-Term Bond Fund (b)	44,105	378,859
TOTAL SHORT-TERM FUNDS (Cost $753,441)		755,547
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,267,870)		5,829,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130)
NET ASSETS - 100%		$ 5,829,550
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 86,238	$ 18,740	$ -	$ 473,891
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	70,315	15,304	-	378,102
Fidelity Blue Chip Growth Fund	278,414	82,434	14,209	764	355,080
Fidelity Capital & Income Fund	117,258	28,938	5,946	1,576	142,887
Fidelity Equity-Income Fund	428,523	103,072	21,859	2,612	518,787
Fidelity Government Income Fund	275,478	66,084	14,157	1,095	329,589
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	75,014	16,320	80	376,688
Fidelity Large Cap Stock Fund	321,858	75,346	16,399	-	400,733
Fidelity Series 100 Index Fund	277,791	65,284	14,209	-	343,186
Fidelity Series Broad Market Opportunities Fund	492,658	115,553	25,144	-	613,796
Fidelity Series Small Cap Opportunities Fund	42,934	13,667	2,190	-	52,628
Fidelity Short-Term Bond Fund	318,164	75,682	16,320	749	378,859
Fidelity Strategic Income Fund	117,167	28,624	5,947	1,263	141,305
Fidelity Strategic Real Return Fund	275,483	66,860	14,157	1,869	328,048
Fidelity Total Bond Fund	826,974	211,947	42,449	7,246	996,101
Total	$ 4,761,751	$ 1,165,058	$ 243,350	$ 17,254	$ 5,829,680
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,271,818. Net unrealized appreciation aggregated $557,862, of which $607,510 related to appreciated investment securities and $49,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.107

ARW34-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,319	$ 297,550
Fidelity Blue Chip Growth Fund (b)	4,588	279,482
Fidelity Equity-Income Fund (b)	7,185	407,365
Fidelity Large Cap Stock Fund (b)	12,095	314,837
Fidelity Series 100 Index Fund (b)	23,197	269,546
Fidelity Series Broad Market Opportunities Fund (b)	34,380	482,356
Fidelity Series Small Cap Opportunities Fund (b)	3,190	41,466
TOTAL DOMESTIC EQUITY FUNDS		2,092,602
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,141	403,197
TOTAL EQUITY FUNDS (Cost $1,891,359)		2,495,799
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	11,824	115,640
Fidelity Strategic Income Fund (b)	10,301	114,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,981
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund (b)	23,837	245,760
Fidelity Strategic Real Return Fund (b)	26,112	244,670
Fidelity Total Bond Fund (b)	70,293	742,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,232,727
TOTAL FIXED-INCOME FUNDS (Cost $1,435,727)		1,462,708
Short-Term Funds - 12.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	271,261	$ 271,261
Fidelity Short-Term Bond Fund (b)	31,760	272,817
TOTAL SHORT-TERM FUNDS (Cost $539,507)		544,078
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,866,593)		4,502,585
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85)
NET ASSETS - 100%		$ 4,502,500
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 25,705	$ 12,127	$ -	$ 403,197
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	19,449	9,145	-	297,550
Fidelity Blue Chip Growth Fund	249,635	31,808	8,489	612	279,482
Fidelity Capital & Income Fund	108,224	9,113	3,670	1,317	115,640
Fidelity Equity-Income Fund	384,259	29,812	13,062	2,034	407,365
Fidelity Government Income Fund	234,485	17,865	7,992	842	245,760
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	19,159	8,934	60	271,261
Fidelity Large Cap Stock Fund	288,297	20,824	9,789	-	314,837
Fidelity Series 100 Index Fund	249,076	18,053	8,489	-	269,546
Fidelity Series Broad Market Opportunities Fund	441,539	31,936	15,016	-	482,356
Fidelity Series Small Cap Opportunities Fund	38,625	5,613	1,310	-	41,466
Fidelity Short-Term Bond Fund	261,172	19,654	8,934	554	272,817
Fidelity Strategic Income Fund	108,142	8,849	3,670	1,054	114,341
Fidelity Strategic Real Return Fund	234,491	18,406	7,993	1,383	244,670
Fidelity Total Bond Fund	703,473	63,906	23,965	5,565	742,297
Total	$ 4,190,840	$ 340,152	$ 142,585	$ 13,421	$ 4,502,585
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,903,601. Net unrealized appreciation aggregated $598,984, of which $628,239 related to appreciated investment securities and $29,255 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2013

1.858597.107

RW34-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,319	$ 297,550
Fidelity Blue Chip Growth Fund (b)	4,588	279,482
Fidelity Equity-Income Fund (b)	7,185	407,365
Fidelity Large Cap Stock Fund (b)	12,095	314,837
Fidelity Series 100 Index Fund (b)	23,197	269,546
Fidelity Series Broad Market Opportunities Fund (b)	34,380	482,356
Fidelity Series Small Cap Opportunities Fund (b)	3,190	41,466
TOTAL DOMESTIC EQUITY FUNDS		2,092,602
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,141	403,197
TOTAL EQUITY FUNDS (Cost $1,891,359)		2,495,799
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	11,824	115,640
Fidelity Strategic Income Fund (b)	10,301	114,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,981
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund (b)	23,837	245,760
Fidelity Strategic Real Return Fund (b)	26,112	244,670
Fidelity Total Bond Fund (b)	70,293	742,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,232,727
TOTAL FIXED-INCOME FUNDS (Cost $1,435,727)		1,462,708
Short-Term Funds - 12.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	271,261	$ 271,261
Fidelity Short-Term Bond Fund (b)	31,760	272,817
TOTAL SHORT-TERM FUNDS (Cost $539,507)		544,078
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,866,593)		4,502,585
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85)
NET ASSETS - 100%		$ 4,502,500
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 25,705	$ 12,127	$ -	$ 403,197
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	19,449	9,145	-	297,550
Fidelity Blue Chip Growth Fund	249,635	31,808	8,489	612	279,482
Fidelity Capital & Income Fund	108,224	9,113	3,670	1,317	115,640
Fidelity Equity-Income Fund	384,259	29,812	13,062	2,034	407,365
Fidelity Government Income Fund	234,485	17,865	7,992	842	245,760
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	19,159	8,934	60	271,261
Fidelity Large Cap Stock Fund	288,297	20,824	9,789	-	314,837
Fidelity Series 100 Index Fund	249,076	18,053	8,489	-	269,546
Fidelity Series Broad Market Opportunities Fund	441,539	31,936	15,016	-	482,356
Fidelity Series Small Cap Opportunities Fund	38,625	5,613	1,310	-	41,466
Fidelity Short-Term Bond Fund	261,172	19,654	8,934	554	272,817
Fidelity Strategic Income Fund	108,142	8,849	3,670	1,054	114,341
Fidelity Strategic Real Return Fund	234,491	18,406	7,993	1,383	244,670
Fidelity Total Bond Fund	703,473	63,906	23,965	5,565	742,297
Total	$ 4,190,840	$ 340,152	$ 142,585	$ 13,421	$ 4,502,585
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,903,601. Net unrealized appreciation aggregated $598,984, of which $628,239 related to appreciated investment securities and $29,255 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.107

ARW36-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	15,168	$ 338,846
Fidelity Blue Chip Growth Fund (b)	5,222	318,143
Fidelity Equity-Income Fund (b)	8,180	463,825
Fidelity Large Cap Stock Fund (b)	13,780	358,681
Fidelity Series 100 Index Fund (b)	26,413	306,921
Fidelity Series Broad Market Opportunities Fund (b)	39,161	549,436
Fidelity Series Small Cap Opportunities Fund (b)	3,612	46,961
TOTAL DOMESTIC EQUITY FUNDS		2,382,813
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	12,429	494,161
TOTAL EQUITY FUNDS (Cost $2,396,428)		2,876,974
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	13,868	135,627
Fidelity Strategic Income Fund (b)	12,083	134,127
TOTAL HIGH YIELD FIXED-INCOME FUNDS		269,754
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	26,344	271,607
Fidelity Strategic Real Return Fund (b)	28,859	270,411
Fidelity Total Bond Fund (b)	77,846	822,050
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,364,068
TOTAL FIXED-INCOME FUNDS (Cost $1,678,288)		1,633,822
Short-Term Funds - 10.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	268,727	$ 268,727
Fidelity Short-Term Bond Fund (b)	31,459	270,235
TOTAL SHORT-TERM FUNDS (Cost $538,074)		538,962
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,612,790)		5,049,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(425)
NET ASSETS - 100%		$ 5,049,333
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 41,740	$ 14,107	$ -	$ 494,161
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	29,315	9,891	-	338,846
Fidelity Blue Chip Growth Fund	277,506	42,713	9,188	690	318,143
Fidelity Capital & Income Fund	123,843	13,609	4,080	1,522	135,627
Fidelity Equity-Income Fund	426,985	44,142	14,132	2,277	463,825
Fidelity Government Income Fund	252,711	25,782	8,383	916	271,607
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	25,161	8,440	59	268,727
Fidelity Large Cap Stock Fund	320,703	31,406	10,599	-	358,681
Fidelity Series 100 Index Fund	276,886	27,223	9,188	-	306,921
Fidelity Series Broad Market Opportunities Fund	490,982	48,163	16,249	-	549,436
Fidelity Series Small Cap Opportunities Fund	42,688	7,352	1,411	-	46,961
Fidelity Short-Term Bond Fund	252,142	25,642	8,440	540	270,235
Fidelity Strategic Income Fund	123,745	13,306	4,080	1,219	134,127
Fidelity Strategic Real Return Fund	252,708	26,368	8,383	1,502	270,411
Fidelity Total Bond Fund	760,002	88,531	25,162	6,071	822,050
Total	$ 4,582,173	$ 490,453	$ 151,733	$ 14,796	$ 5,049,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,623,569. Net unrealized appreciation aggregated $426,189, of which $480,371 related to appreciated investment securities and $54,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2013

1.858599.107

RW36-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	15,168	$ 338,846
Fidelity Blue Chip Growth Fund (b)	5,222	318,143
Fidelity Equity-Income Fund (b)	8,180	463,825
Fidelity Large Cap Stock Fund (b)	13,780	358,681
Fidelity Series 100 Index Fund (b)	26,413	306,921
Fidelity Series Broad Market Opportunities Fund (b)	39,161	549,436
Fidelity Series Small Cap Opportunities Fund (b)	3,612	46,961
TOTAL DOMESTIC EQUITY FUNDS		2,382,813
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	12,429	494,161
TOTAL EQUITY FUNDS (Cost $2,396,428)		2,876,974
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	13,868	135,627
Fidelity Strategic Income Fund (b)	12,083	134,127
TOTAL HIGH YIELD FIXED-INCOME FUNDS		269,754
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	26,344	271,607
Fidelity Strategic Real Return Fund (b)	28,859	270,411
Fidelity Total Bond Fund (b)	77,846	822,050
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,364,068
TOTAL FIXED-INCOME FUNDS (Cost $1,678,288)		1,633,822
Short-Term Funds - 10.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	268,727	$ 268,727
Fidelity Short-Term Bond Fund (b)	31,459	270,235
TOTAL SHORT-TERM FUNDS (Cost $538,074)		538,962
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,612,790)		5,049,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(425)
NET ASSETS - 100%		$ 5,049,333
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 41,740	$ 14,107	$ -	$ 494,161
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	29,315	9,891	-	338,846
Fidelity Blue Chip Growth Fund	277,506	42,713	9,188	690	318,143
Fidelity Capital & Income Fund	123,843	13,609	4,080	1,522	135,627
Fidelity Equity-Income Fund	426,985	44,142	14,132	2,277	463,825
Fidelity Government Income Fund	252,711	25,782	8,383	916	271,607
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	25,161	8,440	59	268,727
Fidelity Large Cap Stock Fund	320,703	31,406	10,599	-	358,681
Fidelity Series 100 Index Fund	276,886	27,223	9,188	-	306,921
Fidelity Series Broad Market Opportunities Fund	490,982	48,163	16,249	-	549,436
Fidelity Series Small Cap Opportunities Fund	42,688	7,352	1,411	-	46,961
Fidelity Short-Term Bond Fund	252,142	25,642	8,440	540	270,235
Fidelity Strategic Income Fund	123,745	13,306	4,080	1,219	134,127
Fidelity Strategic Real Return Fund	252,708	26,368	8,383	1,502	270,411
Fidelity Total Bond Fund	760,002	88,531	25,162	6,071	822,050
Total	$ 4,582,173	$ 490,453	$ 151,733	$ 14,796	$ 5,049,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,623,569. Net unrealized appreciation aggregated $426,189, of which $480,371 related to appreciated investment securities and $54,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.106

ARW38-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.5%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,282	$ 229,702
Fidelity Blue Chip Growth Fund (b)	3,534	215,280
Fidelity Equity-Income Fund (b)	5,585	316,667
Fidelity Large Cap Stock Fund (b)	9,357	243,574
Fidelity Series 100 Index Fund (b)	17,998	209,140
Fidelity Series Broad Market Opportunities Fund (b)	26,580	372,919
Fidelity Series Small Cap Opportunities Fund (b)	2,463	32,025
TOTAL DOMESTIC EQUITY FUNDS		1,619,307
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,998	357,754
TOTAL EQUITY FUNDS (Cost $1,556,415)		1,977,061
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	9,742	95,280
Fidelity Strategic Income Fund (b)	8,499	94,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		189,616

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	17,191	$ 177,235
Fidelity Strategic Real Return Fund (b)	18,809	176,237
Fidelity Total Bond Fund (b)	50,754	535,959
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		889,431
TOTAL FIXED-INCOME FUNDS (Cost $1,053,138)		1,079,047
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	161,471	161,471
Fidelity Short-Term Bond Fund (b)	18,892	162,280
TOTAL SHORT-TERM FUNDS (Cost $321,058)		323,751
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,930,611)		3,379,859
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 3,379,690
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 105,662	$ 7,661	$ -	$ 357,754
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	69,129	5,010	-	229,702
Fidelity Blue Chip Growth Fund	142,546	72,555	4,649	375	215,280
Fidelity Capital & Income Fund	65,481	30,276	2,128	929	95,280
Fidelity Equity-Income Fund	219,578	100,209	7,155	1,461	316,667
Fidelity Government Income Fund	123,795	56,431	4,051	521	177,235
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	51,933	3,756	30	161,471
Fidelity Large Cap Stock Fund	164,807	74,058	5,366	-	243,574
Fidelity Series 100 Index Fund	142,227	64,164	4,649	-	209,140
Fidelity Series Broad Market Opportunities Fund	252,326	113,598	8,233	-	372,919
Fidelity Series Small Cap Opportunities Fund	22,000	11,616	717	1,722	32,025
Fidelity Short-Term Bond Fund	113,354	52,186	3,756	284	162,280
Fidelity Strategic Income Fund	65,430	30,092	2,128	744	94,336
Fidelity Strategic Real Return Fund	123,798	56,829	4,051	919	176,237
Fidelity Total Bond Fund	372,304	175,913	12,152	8,243	535,959
Total	$ 2,311,797	$ 1,064,651	$ 75,462	$ 15,228	$ 3,379,859
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,941,923. Net unrealized appreciation aggregated $437,936, of which $446,347 related to appreciated investment securities and $8,411 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2013

1.867283.106

RW38-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.5%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,282	$ 229,702
Fidelity Blue Chip Growth Fund (b)	3,534	215,280
Fidelity Equity-Income Fund (b)	5,585	316,667
Fidelity Large Cap Stock Fund (b)	9,357	243,574
Fidelity Series 100 Index Fund (b)	17,998	209,140
Fidelity Series Broad Market Opportunities Fund (b)	26,580	372,919
Fidelity Series Small Cap Opportunities Fund (b)	2,463	32,025
TOTAL DOMESTIC EQUITY FUNDS		1,619,307
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,998	357,754
TOTAL EQUITY FUNDS (Cost $1,556,415)		1,977,061
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	9,742	95,280
Fidelity Strategic Income Fund (b)	8,499	94,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		189,616

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	17,191	$ 177,235
Fidelity Strategic Real Return Fund (b)	18,809	176,237
Fidelity Total Bond Fund (b)	50,754	535,959
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		889,431
TOTAL FIXED-INCOME FUNDS (Cost $1,053,138)		1,079,047
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	161,471	161,471
Fidelity Short-Term Bond Fund (b)	18,892	162,280
TOTAL SHORT-TERM FUNDS (Cost $321,058)		323,751
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,930,611)		3,379,859
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 3,379,690
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 105,662	$ 7,661	$ -	$ 357,754
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	69,129	5,010	-	229,702
Fidelity Blue Chip Growth Fund	142,546	72,555	4,649	375	215,280
Fidelity Capital & Income Fund	65,481	30,276	2,128	929	95,280
Fidelity Equity-Income Fund	219,578	100,209	7,155	1,461	316,667
Fidelity Government Income Fund	123,795	56,431	4,051	521	177,235
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	51,933	3,756	30	161,471
Fidelity Large Cap Stock Fund	164,807	74,058	5,366	-	243,574
Fidelity Series 100 Index Fund	142,227	64,164	4,649	-	209,140
Fidelity Series Broad Market Opportunities Fund	252,326	113,598	8,233	-	372,919
Fidelity Series Small Cap Opportunities Fund	22,000	11,616	717	1,722	32,025
Fidelity Short-Term Bond Fund	113,354	52,186	3,756	284	162,280
Fidelity Strategic Income Fund	65,430	30,092	2,128	744	94,336
Fidelity Strategic Real Return Fund	123,798	56,829	4,051	919	176,237
Fidelity Total Bond Fund	372,304	175,913	12,152	8,243	535,959
Total	$ 2,311,797	$ 1,064,651	$ 75,462	$ 15,228	$ 3,379,859
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,941,923. Net unrealized appreciation aggregated $437,936, of which $446,347 related to appreciated investment securities and $8,411 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.106

ARW40-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,960	$ 311,865
Fidelity Blue Chip Growth Fund (b)	4,814	293,297
Fidelity Equity-Income Fund (b)	7,541	427,568
Fidelity Large Cap Stock Fund (b)	12,700	330,572
Fidelity Series 100 Index Fund (b)	24,346	282,905
Fidelity Series Broad Market Opportunities Fund (b)	36,103	506,518
Fidelity Series Small Cap Opportunities Fund (b)	3,331	43,303
TOTAL DOMESTIC EQUITY FUNDS		2,196,028
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,142	522,515
TOTAL EQUITY FUNDS (Cost $2,236,985)		2,718,543
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (b)	13,525	132,277
Fidelity Strategic Income Fund (b)	11,788	130,851
TOTAL HIGH YIELD FIXED-INCOME FUNDS		263,128
Investment Grade Fixed-Income Funds - 25.7%
Fidelity Government Income Fund (b)	22,275	229,653
Fidelity Strategic Real Return Fund (b)	24,394	228,568
Fidelity Total Bond Fund (b)	65,828	695,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,153,361
TOTAL FIXED-INCOME FUNDS (Cost $1,441,901)		1,416,489
Short-Term Funds - 7.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	169,138	$ 169,138
Fidelity Short-Term Bond Fund (b)	19,802	170,101
TOTAL SHORT-TERM FUNDS (Cost $338,528)		339,239
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,017,414)		4,474,271
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138)
NET ASSETS - 100%		$ 4,474,133
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 82,677	$ 59,194	$ -	$ 522,515
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	50,559	36,177	-	311,865
Fidelity Blue Chip Growth Fund	259,016	61,720	33,580	656	293,297
Fidelity Capital & Income Fund	122,327	23,607	15,835	1,488	132,277
Fidelity Equity-Income Fund	398,541	74,359	51,694	2,090	427,568
Fidelity Government Income Fund	216,334	40,190	28,182	776	229,653
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	30,032	21,349	37	169,138
Fidelity Large Cap Stock Fund	299,339	54,163	38,747	-	330,572
Fidelity Series 100 Index Fund	258,437	46,972	33,580	-	282,905
Fidelity Series Broad Market Opportunities Fund	458,271	83,076	59,421	-	506,518
Fidelity Series Small Cap Opportunities Fund	39,848	10,268	5,168	-	43,303
Fidelity Short-Term Bond Fund	160,540	30,335	21,349	340	170,101
Fidelity Strategic Income Fund	122,231	23,310	15,835	1,191	130,851
Fidelity Strategic Real Return Fund	216,334	40,677	28,182	1,263	228,568
Fidelity Total Bond Fund	650,627	129,703	84,490	5,141	695,140
Total	$ 4,101,279	$ 781,648	$ 532,783	$ 12,982	$ 4,474,271
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,034,354. Net unrealized appreciation aggregated $439,917, of which $476,019 related to appreciated investment securities and $36,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2013

1.867287.106

RW40-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,960	$ 311,865
Fidelity Blue Chip Growth Fund (b)	4,814	293,297
Fidelity Equity-Income Fund (b)	7,541	427,568
Fidelity Large Cap Stock Fund (b)	12,700	330,572
Fidelity Series 100 Index Fund (b)	24,346	282,905
Fidelity Series Broad Market Opportunities Fund (b)	36,103	506,518
Fidelity Series Small Cap Opportunities Fund (b)	3,331	43,303
TOTAL DOMESTIC EQUITY FUNDS		2,196,028
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,142	522,515
TOTAL EQUITY FUNDS (Cost $2,236,985)		2,718,543
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (b)	13,525	132,277
Fidelity Strategic Income Fund (b)	11,788	130,851
TOTAL HIGH YIELD FIXED-INCOME FUNDS		263,128
Investment Grade Fixed-Income Funds - 25.7%
Fidelity Government Income Fund (b)	22,275	229,653
Fidelity Strategic Real Return Fund (b)	24,394	228,568
Fidelity Total Bond Fund (b)	65,828	695,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,153,361
TOTAL FIXED-INCOME FUNDS (Cost $1,441,901)		1,416,489
Short-Term Funds - 7.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	169,138	$ 169,138
Fidelity Short-Term Bond Fund (b)	19,802	170,101
TOTAL SHORT-TERM FUNDS (Cost $338,528)		339,239
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,017,414)		4,474,271
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138)
NET ASSETS - 100%		$ 4,474,133
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 82,677	$ 59,194	$ -	$ 522,515
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	50,559	36,177	-	311,865
Fidelity Blue Chip Growth Fund	259,016	61,720	33,580	656	293,297
Fidelity Capital & Income Fund	122,327	23,607	15,835	1,488	132,277
Fidelity Equity-Income Fund	398,541	74,359	51,694	2,090	427,568
Fidelity Government Income Fund	216,334	40,190	28,182	776	229,653
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	30,032	21,349	37	169,138
Fidelity Large Cap Stock Fund	299,339	54,163	38,747	-	330,572
Fidelity Series 100 Index Fund	258,437	46,972	33,580	-	282,905
Fidelity Series Broad Market Opportunities Fund	458,271	83,076	59,421	-	506,518
Fidelity Series Small Cap Opportunities Fund	39,848	10,268	5,168	-	43,303
Fidelity Short-Term Bond Fund	160,540	30,335	21,349	340	170,101
Fidelity Strategic Income Fund	122,231	23,310	15,835	1,191	130,851
Fidelity Strategic Real Return Fund	216,334	40,677	28,182	1,263	228,568
Fidelity Total Bond Fund	650,627	129,703	84,490	5,141	695,140
Total	$ 4,101,279	$ 781,648	$ 532,783	$ 12,982	$ 4,474,271
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,034,354. Net unrealized appreciation aggregated $439,917, of which $476,019 related to appreciated investment securities and $36,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 FundSM

Class A
Class T
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.106

ARW42-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	54,693	$ 1,221,831
Fidelity Blue Chip Growth Fund (b)	18,836	1,147,473
Fidelity Equity-Income Fund (b)	29,575	1,676,887
Fidelity Large Cap Stock Fund (b)	49,774	1,295,615
Fidelity Series 100 Index Fund (b)	95,490	1,109,594
Fidelity Series Broad Market Opportunities Fund (b)	141,300	1,982,442
Fidelity Series Small Cap Opportunities Fund (b)	13,080	170,045
TOTAL DOMESTIC EQUITY FUNDS		8,603,887
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	54,784	2,178,192
TOTAL EQUITY FUNDS (Cost $8,691,256)		10,782,079
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund (b)	54,870	536,627
Fidelity Strategic Income Fund (b)	47,832	530,932
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,067,559
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund (b)	84,248	868,601
Fidelity Strategic Real Return Fund (b)	92,268	864,550
Fidelity Total Bond Fund (b)	248,608	2,625,301
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,358,452
TOTAL FIXED-INCOME FUNDS (Cost $5,421,631)		5,426,011
Short-Term Funds - 5.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	434,022	$ 434,022
Fidelity Short-Term Bond Fund (b)	50,982	437,935
TOTAL SHORT-TERM FUNDS (Cost $869,092)		871,957
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,981,979)		17,080,047
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,357
NET ASSETS - 100%		$ 17,081,404
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 375,029	$ 99,632	$ -	$ 2,178,192
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	215,070	57,101	-	1,221,831
Fidelity Blue Chip Growth Fund	923,125	253,241	53,013	2,386	1,147,473
Fidelity Capital & Income Fund	450,899	102,765	25,782	5,729	536,627
Fidelity Equity-Income Fund	1,419,415	315,069	81,553	7,852	1,676,887
Fidelity Government Income Fund	742,543	164,177	42,827	2,787	868,601
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	83,283	22,304	90	434,022
Fidelity Large Cap Stock Fund	1,067,175	230,479	61,190	-	1,295,615
Fidelity Series 100 Index Fund	921,057	199,661	53,013	-	1,109,594
Fidelity Series Broad Market Opportunities Fund	1,632,066	353,267	93,815	-	1,982,442
Fidelity Series Small Cap Opportunities Fund	142,355	41,859	8,178	-	170,045
Fidelity Short-Term Bond Fund	373,234	85,618	22,304	829	437,935
Fidelity Strategic Income Fund	450,550	101,623	25,782	4,587	530,932
Fidelity Strategic Real Return Fund	742,556	165,966	42,827	4,576	864,550
Fidelity Total Bond Fund	2,230,384	526,496	128,528	18,424	2,625,301
Total	$ 14,212,893	$ 3,213,603	$ 817,849	$ 47,260	$ 17,080,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $15,025,016. Net unrealized appreciation aggregated $2,055,031, of which $2,154,394 related to appreciated investment securities and $99,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2013

1.867292.106

RW42-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	54,693	$ 1,221,831
Fidelity Blue Chip Growth Fund (b)	18,836	1,147,473
Fidelity Equity-Income Fund (b)	29,575	1,676,887
Fidelity Large Cap Stock Fund (b)	49,774	1,295,615
Fidelity Series 100 Index Fund (b)	95,490	1,109,594
Fidelity Series Broad Market Opportunities Fund (b)	141,300	1,982,442
Fidelity Series Small Cap Opportunities Fund (b)	13,080	170,045
TOTAL DOMESTIC EQUITY FUNDS		8,603,887
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	54,784	2,178,192
TOTAL EQUITY FUNDS (Cost $8,691,256)		10,782,079
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund (b)	54,870	536,627
Fidelity Strategic Income Fund (b)	47,832	530,932
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,067,559
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund (b)	84,248	868,601
Fidelity Strategic Real Return Fund (b)	92,268	864,550
Fidelity Total Bond Fund (b)	248,608	2,625,301
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,358,452
TOTAL FIXED-INCOME FUNDS (Cost $5,421,631)		5,426,011
Short-Term Funds - 5.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.05% (a)(b)	434,022	$ 434,022
Fidelity Short-Term Bond Fund (b)	50,982	437,935
TOTAL SHORT-TERM FUNDS (Cost $869,092)		871,957
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,981,979)		17,080,047
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,357
NET ASSETS - 100%		$ 17,081,404
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 375,029	$ 99,632	$ -	$ 2,178,192
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	215,070	57,101	-	1,221,831
Fidelity Blue Chip Growth Fund	923,125	253,241	53,013	2,386	1,147,473
Fidelity Capital & Income Fund	450,899	102,765	25,782	5,729	536,627
Fidelity Equity-Income Fund	1,419,415	315,069	81,553	7,852	1,676,887
Fidelity Government Income Fund	742,543	164,177	42,827	2,787	868,601
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	83,283	22,304	90	434,022
Fidelity Large Cap Stock Fund	1,067,175	230,479	61,190	-	1,295,615
Fidelity Series 100 Index Fund	921,057	199,661	53,013	-	1,109,594
Fidelity Series Broad Market Opportunities Fund	1,632,066	353,267	93,815	-	1,982,442
Fidelity Series Small Cap Opportunities Fund	142,355	41,859	8,178	-	170,045
Fidelity Short-Term Bond Fund	373,234	85,618	22,304	829	437,935
Fidelity Strategic Income Fund	450,550	101,623	25,782	4,587	530,932
Fidelity Strategic Real Return Fund	742,556	165,966	42,827	4,576	864,550
Fidelity Total Bond Fund	2,230,384	526,496	128,528	18,424	2,625,301
Total	$ 14,212,893	$ 3,213,603	$ 817,849	$ 47,260	$ 17,080,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $15,025,016. Net unrealized appreciation aggregated $2,055,031, of which $2,154,394 related to appreciated investment securities and $99,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013